UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2021

Date of reporting period:	September 1, 2020 — February 28, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Retirement Advantage Funds

Semiannual report
2 | 28 | 21

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Semiannual report
2 | 28 | 21

Message from the Trustees

April 12, 2021

Dear Fellow Shareholder:

Optimism about society emerging from the Covid-19 pandemic remains tempered by concern about newer, more aggressive strains of the virus. On the plus side, the U.S. infection rate has declined and the pace of vaccinations is accelerating. The economy registered growth above 4% in the fourth quarter of 2020, and recent employment data is encouraging.

Investors must keep in mind that when the bond market sees stronger economic growth and the chance of inflation ahead, bond prices typically fall and yields rise. In such conditions, stock prices might also weaken as investors consider how rising yields could change borrowing costs.

No matter how markets move, Putnam remains active with strategies that seek superior investment performance. The portfolio managers and analysts keep their focus on research and potential risks, a discipline intended to serve you through changing conditions.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Advantage Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–21 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares. The inception date of the 2065 Fund is 12/30/20. Life of fund return for the 2065 Fund is cumulative.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 2/28/21. See above and pages 8–21 for additional fund performance information. Index descriptions can be found on pages 29–30.

* Source: Bloomberg Index Services Limited.

2 Retirement Advantage Funds

How were market conditions during the six-month reporting period?

Global financial markets ended the period mixed. Equity markets advanced in an environment of risk-on sentiment, despite experiencing bouts of volatility. Major indices rallied to record highs, driven by U.S. election results, the development of Covid-19 vaccines, and hopes for further stimulus. The rally continued into January before stocks reversed course. Rioting at the U.S. Capitol, a choppy vaccine rollout, and speculative retail trading led to losses for equity markets. In February, equities rebounded on signs of economic recovery, despite a global sell-off in technology stocks and rising inflation fears. The S&P 500 index, a broad measure of U.S. stocks, rose 9.74% for the six-month period. International stocks, as measured by the MSCI EAFE Index (ND), climbed 14.33%.

Fixed-income assets ended the period with mixed results. Global bond yields trended slightly higher over the period as investor optimism rose on positive vaccine news, the passage of another U.S. Covid-19 stimulus bill in December, and signs of economic recovery. In February, yields rose sharply, and bonds sold off

Retirement Advantage Funds 3

as investors feared rising inflation from further stimulus and pent-up consumer demand. The yield on the 10-year Treasury note rose from 0.69% at the start of the period to 1.46% at period-end. The Bloomberg Barclays U.S. Aggregate Bond Index declined 1.55% for the six-month period. Global bonds, as measured by the FTSE World Government Bond Index, fell 1.21%. High-yield bonds finished the period with strong positive returns as credit spreads tightened, reflecting equity market strength.

How did the Putnam Retirement Advantage Funds perform during the six months ended February 28, 2021?

All of the Retirement Advantage Funds delivered positive returns during the period. The funds’ positive returns were primarily a result of global equity market strength.

Putnam Retirement Advantage Funds invest in one or more Putnam mutual funds [underlying funds] to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds over time. With the glide path as a reference point, our portfolio managers make tactical decisions based on our analysis of current market risks and opportunities. Funds intended for investors further from retirement outperformed near-retirement funds.

What investment decisions influenced the funds’ performance during the period?

Overall, our asset allocation decisions aided performance. Given the political and pandemic uncertainty during the period, we were active in adjusting our allocation mix. The funds began the period with neutral equity risk relative to their custom benchmarks before we shifted to a modest overweight position. This decision benefited the funds, as stocks soared to record highs after Joe Biden was elected U.S. president and the arrival of Covid-19 vaccines. We increased our overweight position to equity risk toward the end of the period, which aided performance, as equities trended higher despite increased volatility.

In fixed income, we entered the period slightly underweight interest-rate risk relative to the custom benchmarks. This decision aided results, as interest rates moved slightly higher over the period, with optimism around further fiscal stimulus and vaccine distribution. We moved the position to neutral about midway through the period. In terms of credit risk, we began the period modestly overweight relative to the custom benchmarks. This decision led to a small gain for the funds as credit market liquidity continued to improve and spreads tightened. By the middle of the period, we had shifted the position back to neutral. An out-of-benchmark, long position to commodity risk, implemented in the latter part of the period, aided performance.

Our active implementation decisions detracted from benchmark-relative performance. This negative result was primarily driven by selection weakness in our quantitative U.S. large-cap equity strategy and our fundamental U.S. large-cap growth strategy. These losses were partially offset by opportunistic fixed-income and international equity selection strength.

What is your near-term outlook for the markets?

During the past six months, global stocks and high-yield bonds advanced overall, while rate-sensitive fixed-income assets sold off due to rising inflation fears. As the economy continues to recover, we anticipate a bumpy few months ahead as investors weigh the continued rollout of vaccines and the pace of reopening, with its implications for inflation and higher interest rates. However, we remain

4 Retirement Advantage Funds

encouraged by the current tailwinds for financial assets, including President Biden’s $1.9 trillion stimulus package, accommodative monetary conditions, potential infrastructure spending, and ample liquidity.

We are bullish on equities for the second half of 2021. The combination of pent-up demand and the Federal Reserve’s accommodative monetary policy makes a compelling case for equities. In fixed income, our outlook on credit is neutral, as we believe credit markets have fully recovered from the pandemic-induced spread widening. Our outlook on rate-sensitive fixed income is neutral, as we believe the distribution of potential outcomes is now roughly in line with long-term expectations. Fed officials have pledged to keep interest rates low until there is significant progress toward their inflation and employment goals for the U.S. economy.

Against this backdrop, we continue to have conviction in our investment strategies based on their strong long-term results. As for asset allocation, we will continue to take a tactical approach, adjusting exposure across various markets as conditions warrant. We will continue to monitor equity and fixed-income markets and add securities when we see more attractive valuation levels.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, an underlying fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Retirement Advantage Funds 5

Composition of the funds’
underlying investments

Each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of February 28, 2021. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Income Strategies Portfolio

The portfolio focuses on fixed income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed-income allocation is 75% (with a range of 50% to 95%) with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short duration, investment-grade fixed income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

6 Retirement Advantage Funds

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 2/28/21

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	78.1%	78.1%	59.1%	34.1%	11.3%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.4%	21.4%	40.3%	65.3%	87.4%	88.5%	42.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	8.7%	53.7%	85.5%	16.6%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	58.9%	0.0%
Putnam Short Term Investment
Fund Class G	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.4%	4.8%	0.0%
Putnam Income
Strategies Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	19.6%	100.1%

Percentages are based on net assets as of 2/28/21. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

Retirement Advantage Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended February 28, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by the funds.

Fund performance Total return for periods ended 2/28/21

Life of fund
2065 Fund
Class A (12/30/20)
Before sales charge	3.40%
After sales charge	–2.55
Class C (12/30/20)
Before CDSC	3.20
After CDSC	2.20
Class R (12/30/20)
Net asset value	3.30
Class R3 (12/30/20)
Net asset value	3.30
Class R4 (12/30/20)
Net asset value	3.40
Class R5 (12/30/20)
Net asset value	3.40
Class R6 (12/30/20)
Net asset value	3.40
Class Y (12/30/20)
Net asset value	3.40

8 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/21 cont.

	Life of fund	Annual average	1 year	6 months
2060 Fund
Class A (9/1/20)
Before sales charge	19.87%	16.81%	30.84%	12.68%
After sales charge	12.98	11.03	23.32	6.20
Class C (9/1/20)
Before CDSC	18.89	15.99	29.99	12.31
After CDSC	18.89	15.99	28.99	11.31
Class R (9/1/20)
Net asset value	19.35	16.37	30.52	12.52
Class R3 (9/1/20)
Net asset value	19.68	16.65	30.76	12.61
Class R4 (9/1/20)
Net asset value	19.90	16.83	31.01	12.70
Class R5 (9/1/20)
Net asset value	20.17	17.05	31.32	12.84
Class R6 (12/31/19)
Net asset value	20.33	17.19	31.36	12.88
Class Y (9/1/20)
Net asset value	20.18	17.06	31.33	12.85

	Life of fund	Annual average	1 year	6 months
2055 Fund
Class A (9/1/20)
Before sales charge	19.32%	16.35%	29.96%	12.48%
After sales charge	12.46	10.59	22.49	6.01
Class C (9/1/20)
Before CDSC	18.34	15.52	29.11	12.10
After CDSC	18.34	15.52	28.11	11.10
Class R (9/1/20)
Net asset value	18.70	15.83	29.39	12.23
Class R3 (9/1/20)
Net asset value	19.13	16.19	29.88	12.41
Class R4 (9/1/20)
Net asset value	19.35	16.37	30.12	12.50
Class R5 (9/1/20)
Net asset value	19.52	16.51	30.32	12.55
Class R6 (12/31/19)
Net asset value	19.68	16.65	30.37	12.59
Class Y (9/1/20)
Net asset value	19.52	16.51	30.32	12.55

Retirement Advantage Funds 9

Fund performance Total return for periods ended 2/28/21 cont.

	Life of fund	Annual average	1 year	6 months
2050 Fund
Class A (9/1/20)
Before sales charge	18.46%	15.63%	28.32%	11.98%
After sales charge	11.65	9.91	20.94	5.54
Class C (9/1/20)
Before CDSC	17.49	14.82	27.50	11.62
After CDSC	17.49	14.82	26.50	10.62
Class R (9/1/20)
Net asset value	17.86	15.13	27.78	11.75
Class R3 (9/1/20)
Net asset value	18.19	15.40	28.16	11.83
Class R4 (9/1/20)
Net asset value	18.49	15.65	28.49	12.01
Class R5 (9/1/20)
Net asset value	18.67	15.80	28.70	12.07
Class R6 (12/31/19)
Net asset value	18.82	15.93	28.73	12.09
Class Y (9/1/20)
Net asset value	18.67	15.80	28.70	12.07

	Life of fund	Annual average	1 year	6 months
2045 Fund
Class A (9/1/20)
Before sales charge	17.27%	14.63%	26.35%	11.38%
After sales charge	10.52	8.96	19.08	4.97
Class C (9/1/20)
Before CDSC	16.31	13.82	25.53	11.02
After CDSC	16.31	13.82	24.53	10.02
Class R (9/1/20)
Net asset value	16.76	14.20	25.91	11.23
Class R3 (9/1/20)
Net asset value	17.09	14.48	26.28	11.31
Class R4 (9/1/20)
Net asset value	17.30	14.65	26.51	11.40
Class R5 (9/1/20)
Net asset value	17.56	14.88	26.81	11.55
Class R6 (12/31/19)
Net asset value	17.72	15.01	26.86	11.59
Class Y (9/1/20)
Net asset value	17.56	14.88	26.81	11.55

10 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/21 cont.

	Life of fund	Annual average	1 year	6 months
2040 Fund
Class A (9/1/20)
Before sales charge	16.42%	13.92%	24.63%	10.57%
After sales charge	9.72	8.28	17.46	4.21
Class C (9/1/20)
Before CDSC	15.49	13.14	23.86	10.24
After CDSC	15.49	13.14	22.86	9.24
Class R (9/1/20)
Net asset value	15.95	13.53	24.24	10.46
Class R3 (9/1/20)
Net asset value	16.28	13.80	24.60	10.55
Class R4 (9/1/20)
Net asset value	16.48	13.97	24.82	10.62
Class R5 (9/1/20)
Net asset value	16.65	14.11	25.02	10.68
Class R6 (12/31/19)
Net asset value	16.90	14.32	25.16	10.81
Class Y (9/1/20)
Net asset value	16.65	14.11	25.02	10.68

	Life of fund	Annual average	1 year	6 months
2035 Fund
Class A (9/1/20)
Before sales charge	14.84%	12.59%	21.51%	8.97%
After sales charge	8.24	7.02	14.52	2.70
Class C (9/1/20)
Before CDSC	13.96	11.86	20.80	8.68
After CDSC	13.96	11.86	19.80	7.68
Class R (9/1/20)
Net asset value	14.31	12.15	21.06	8.79
Class R3 (9/1/20)
Net asset value	14.73	12.50	21.52	8.98
Class R4 (9/1/20)
Net asset value	14.94	12.68	21.74	9.06
Class R5 (9/1/20)
Net asset value	15.11	12.82	21.93	9.11
Class R6 (12/31/19)
Net asset value	15.26	12.95	21.97	9.15
Class Y (9/1/20)
Net asset value	15.11	12.82	21.93	9.11

Retirement Advantage Funds 11

Fund performance Total return for periods ended 2/28/21 cont.

	Life of fund	Annual average	1 year	6 months
2030 Fund
Class A (9/1/20)
Before sales charge	12.59%	10.70%	17.51%	6.93%
After sales charge	6.11	5.22	10.76	0.78
Class C (9/1/20)
Before CDSC	11.75	9.99	16.85	6.66
After CDSC	11.75	9.99	15.85	5.66
Class R (9/1/20)
Net asset value	12.10	10.29	17.11	6.79
Class R3 (9/1/20)
Net asset value	12.41	10.55	17.45	6.87
Class R4 (9/1/20)
Net asset value	12.71	10.80	17.76	7.05
Class R5 (9/1/20)
Net asset value	12.87	10.94	17.94	7.09
Class R6 (12/31/19)
Net asset value	13.02	11.06	17.98	7.13
Class Y (9/1/20)
Net asset value	12.87	10.94	17.94	7.09

	Life of fund	Annual average	1 year	6 months
2025 Fund
Class A (9/1/20)
Before sales charge	9.16%	7.80%	11.04%	3.67%
After sales charge	2.88	2.46	4.66	–2.29
Class C (9/1/20)
Before CDSC	8.36	7.12	10.33	3.43
After CDSC	8.36	7.12	9.33	2.43
Class R (9/1/20)
Net asset value	8.70	7.41	10.68	3.55
Class R3 (9/1/20)
Net asset value	9.00	7.67	10.99	3.63
Class R4 (9/1/20)
Net asset value	9.20	7.83	11.19	3.71
Class R5 (9/1/20)
Net asset value	9.46	8.05	11.46	3.86
Class R6 (12/31/19)
Net asset value	9.61	8.18	11.50	3.89
Class Y (9/1/20)
Net asset value	9.46	8.05	11.46	3.86

12 Retirement Advantage Funds

Fund performance Total return for periods ended 2/28/21 cont.

	Life of fund	Annual average	1 year	6 months
Maturity Fund
Class A (9/1/20)
Before sales charge	7.78%	6.64%	8.76%	2.96%
After sales charge	1.59	1.36	2.51	–2.96
Class C (9/1/20)
Before CDSC	6.92	5.90	7.99	2.64
After CDSC	6.92	5.90	6.99	1.64
Class R (9/1/20)
Net asset value	7.29	6.22	8.37	2.79
Class R3 (9/1/20)
Net asset value	7.56	6.44	8.53	2.84
Class R4 (9/1/20)
Net asset value	7.80	6.65	8.89	2.97
Class R5 (9/1/20)
Net asset value	7.93	6.76	9.02	2.99
Class R6 (12/31/19)
Net asset value	8.17	6.96	9.15	3.12
Class Y (9/1/20)
Net asset value	7.93	6.76	9.02	2.99

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Retirement Advantage Maturity Fund class A shares is 4.00%. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6 and Y shares have no initial sales charge or CDSC. Performance for class A, C, R, R3, R4, R5 and Y shares prior to their inception is derived from the historical performance of class R6 shares by adjusting for the higher applicable sales charges (in the case of after-sales-charge returns) and operating expenses for such shares.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Comparative index returns Total return for the period ended 2/28/21

			Life of
		Annual	fund (since
	Life of fund	average	12/30/20)*	1 year	6 months
S&P Target Date To 2060+ Index (2065)	—	—	3.27%	—	—
S&P Target Date To 2060+ Index (2060)	16.74%	14.19%	—	27.41%	14.30%
S&P Target Date To 2055 Index	15.91	13.49	—	26.55	14.12
S&P Target Date To 2050 Index	16.16	13.70	—	26.47	13.90
S&P Target Date To 2045 Index	15.32	13.00	—	25.33	13.31
S&P Target Date To 2040 Index	14.97	12.70	—	23.91	12.39
S&P Target Date To 2035 Index	14.43	12.25	—	21.76	10.83
S&P Target Date To 2030 Index	13.14	11.16	—	18.73	9.06
S&P Target Date To 2025 Index	11.50	9.78	—	15.34	6.98
S&P Target Date To Retirement
Income Index	9.18	7.82	—	10.63	3.97

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The inception date of Putnam Retirement Advantage 2065 Fund.

Retirement Advantage Funds 13

Fund price and distribution information For the life-of-fund period ended 2/28/21

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value:	8/31/20	9/1/20*	12/30/20†	2/28/21
2065 Fund
						Before sales	—	—	$10.00	$10.34
Class A	—	—	—	—	—	charge
						After sales charge	—	—	10.61	10.97
Class C	—	—	—	—	—	Net asset value	—	—	10.00	10.32
Class R	—	—	—	—	—	Net asset value	—	—	10.00	10.33
Class R3	—	—	—	—	—	Net asset value	—	—	10.00	10.33
Class R4	—	—	—	—	—	Net asset value	—	—	10.00	10.34
Class R5	—	—	—	—	—	Net asset value	—	—	10.00	10.34
Class R6	—	—	—	—	—	Net asset value	—	—	10.00	10.34
Class Y	—	—	—	—	—	Net asset value	—	—	10.00	10.34
2060 Fund
						Before sales	—	$10.66	—	$11.88
Class A	1	$0.095	—	$0.033	$0.128	charge
						After sales charge	—	11.31	—	12.60
Class C	1	0.067	—	0.033	0.100	Net asset value	—	10.66	—	11.87
Class R	1	0.079	—	0.033	0.112	Net asset value	—	10.66	—	11.88
Class R3	1	0.088	—	0.033	0.121	Net asset value	—	10.66	—	11.88
Class R4	1	0.097	—	0.033	0.130	Net asset value	—	10.66	—	11.88
Class R5	1	0.102	—	0.033	0.135	Net asset value	—	10.66	—	11.89
Class R6	1	0.106	—	0.033	0.139	Net asset value	$10.66	—	—	11.89
Class Y	1	0.103	—	0.033	0.136	Net asset value	—	10.66	—	11.89
2055 Fund
						Before sales	—	$10.63	—	$11.74
Class A	1	$0.095	—	$0.116	$0.211	charge
						After sales charge	—	11.28	—	12.46
Class C	1	0.066	—	0.116	0.182	Net asset value	—	10.63	—	11.73
Class R	1	0.079	—	0.116	0.195	Net asset value	—	10.63	—	11.73
Class R3	1	0.088	—	0.116	0.204	Net asset value	—	10.63	—	11.74
Class R4	1	0.097	—	0.116	0.213	Net asset value	—	10.63	—	11.74
Class R5	1	0.102	—	0.116	0.218	Net asset value	—	10.63	—	11.74
Class R6	1	0.106	—	0.116	0.222	Net asset value	$10.63	—	—	11.74
Class Y	1	0.102	—	0.116	0.218	Net asset value	—	10.63	—	11.74
2050 Fund
						Before sales	—	$10.60	—	$11.63
Class A	1	$0.092	—	$0.142	$0.234	charge
						After sales charge	—	11.25	—	12.34
Class C	1	0.065	—	0.142	0.207	Net asset value	—	10.60	—	11.62
Class R	1	0.078	—	0.142	0.220	Net asset value	—	10.60	—	11.62
Class R3	1	0.087	—	0.142	0.229	Net asset value	—	10.60	—	11.62
Class R4	1	0.095	—	0.142	0.237	Net asset value	—	10.60	—	11.63
Class R5	1	0.101	—	0.142	0.243	Net asset value	—	10.60	—	11.63
Class R6	1	0.104	—	0.142	0.246	Net asset value	$10.60	—	—	11.63
Class Y	1	0.101	—	0.142	0.243	Net asset value	—	10.60	—	11.63

14 Retirement Advantage Funds

Fund price and distribution information For the six-month period ended 2/28/21 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value:	8/31/20	9/1/20*	12/30/20†	2/28/21
2045 Fund
						Before sales	—	$10.55	—	$11.61
Class A	1	$0.101	—	$0.036	$0.137	charge
						After sales charge	—	11.19	—	12.32
Class C	1	0.064	—	0.036	0.100	Net asset value	—	10.55	—	11.61
Class R	1	0.076	—	0.036	0.112	Net asset value	—	10.55	—	11.62
Class R3	1	0.085	—	0.036	0.121	Net asset value	—	10.55	—	11.62
Class R4	1	0.094	—	0.036	0.130	Net asset value	—	10.55	—	11.62
Class R5	1	0.099	—	0.036	0.135	Net asset value	—	10.55	—	11.63
Class R6	1	0.103	—	0.036	0.139	Net asset value	$10.55	—	—	11.63
Class Y	1	0.099	—	0.036	0.135	Net asset value	—	10.55	—	11.63
2040 Fund
						Before sales	—	$10.55	—	$11.47
Class A	1	$0.097	—	$0.094	$0.191	charge
						After sales charge	—	11.19	—	12.17
Class C	1	0.063	—	0.094	0.157	Net asset value	—	10.55	—	11.47
Class R	1	0.076	—	0.094	0.170	Net asset value	—	10.55	—	11.48
Class R3	1	0.085	—	0.094	0.179	Net asset value	—	10.55	—	11.48
Class R4	1	0.093	—	0.094	0.187	Net asset value	—	10.55	—	11.48
Class R5	1	0.099	—	0.094	0.193	Net asset value	—	10.55	—	11.48
Class R6	1	0.102	—	0.094	0.196	Net asset value	$10.55	—	—	11.49
Class Y	1	0.099	—	0.094	0.193	Net asset value	—	10.55	—	11.48
2035 Fund
						Before sales	—	$10.56	—	$11.32
Class A	1	$0.098	—	$0.086	$0.184	charge
						After sales charge	—	11.20	—	12.01
Class C	1	0.068	—	0.086	0.154	Net asset value	—	10.56	—	11.32
Class R	1	0.080	—	0.086	0.166	Net asset value	—	10.56	—	11.32
Class R3	1	0.089	—	0.086	0.175	Net asset value	—	10.56	—	11.33
Class R4	1	0.098	—	0.086	0.184	Net asset value	—	10.56	—	11.33
Class R5	1	0.103	—	0.086	0.189	Net asset value	—	10.56	—	11.33
Class R6	1	0.107	—	0.086	0.193	Net asset value	$10.56	—	—	11.33
Class Y	1	0.103	—	0.086	0.189	Net asset value	—	10.56	—	11.33
2030 Fund
						Before sales	—	$10.55	—	$11.15
Class A	1	$0.116	—	$0.014	$0.130	charge
						After sales charge	—	11.19	—	11.83
Class C	1	0.088	—	0.014	0.102	Net asset value	—	10.55	—	11.15
Class R	1	0.101	—	0.014	0.115	Net asset value	—	10.55	—	11.15
Class R3	1	0.110	—	0.014	0.124	Net asset value	—	10.55	—	11.15
Class R4	1	0.118	—	0.014	0.132	Net asset value	—	10.55	—	11.16
Class R5	1	0.123	—	0.014	0.137	Net asset value	—	10.55	—	11.16
Class R6	1	0.127	—	0.014	0.141	Net asset value	$10.55	—	—	11.16
Class Y	1	0.123	—	0.014	0.137	Net asset value	—	10.55	—	11.16

Retirement Advantage Funds 15

Fund price and distribution information For the six-month period ended 2/28/21 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value:	8/31/20	9/1/20*	12/30/20†	2/28/21
2025 Fund
						Before sales	—	$10.55	—	$10.70
Class A	1	$0.174	—	$0.064	$0.238	charge
						After sales charge	—	11.19	—	11.35
Class C	1	0.138	—	0.064	0.202	Net asset value	—	10.55	—	10.71
Class R	1	0.151	—	0.064	0.215	Net asset value	—	10.55	—	10.71
Class R3	1	0.159	—	0.064	0.223	Net asset value	—	10.55	—	10.71
Class R4	1	0.168	—	0.064	0.232	Net asset value	—	10.55	—	10.71
Class R5	1	0.173	—	0.064	0.237	Net asset value	—	10.55	—	10.72
Class R6	1	0.177	—	0.064	0.241	Net asset value	$10.55	—	—	10.72
Class Y	1	0.173	—	0.064	0.237	Net asset value	—	10.55	—	10.72
Maturity
Fund
						Before sales	—	$10.49	—	$10.63
Class A	1	$0.162	—	$0.008	$0.170	charge
						After sales charge	—	10.93	—	11.07
Class C	1	0.149	—	0.008	0.157	Net asset value	—	10.49	—	10.61
Class R	1	0.155	—	0.008	0.163	Net asset value	—	10.49	—	10.62
Class R3	1	0.160	—	0.008	0.168	Net asset value	—	10.49	—	10.62
Class R4	1	0.164	—	0.008	0.172	Net asset value	—	10.49	—	10.63
Class R5	1	0.166	—	0.008	0.174	Net asset value	—	10.49	—	10.63
Class R6	1	0.169	—	0.008	0.177	Net asset value	$10.49	—	—	10.64
Class Y	1	0.166	—	0.008	0.174	Net asset value	—	10.49	—	10.63

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Retirement Advantage Maturity Fund, for which the rates are 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of Retirement Advantage 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and Maturity Funds class A, C, R, R3, R4, R5 and Y shares.

† Inception date of Retirement Advantage 2065 Fund class A, C, R, R3, R4, R5, R6 and Y shares.

16 Retirement Advantage Funds

Fund performance for the most recent calendar quarter

Total return for periods ended 3/31/21

Life of fund
2065 Fund
Class A (12/30/20)
Before sales charge	6.20%
After sales charge	0.09
Class C (12/30/20)
Before CDSC	6.00
After CDSC	5.00
Class R (12/30/20)
Net asset value	6.10
Class R3 (12/30/20)
Net asset value	6.20
Class R4 (12/30/20)
Net asset value	6.20
Class R5 (12/30/20)
Net asset value	6.30
Class R6 (12/30/20)
Net asset value	6.30
Class Y (12/30/20)
Net asset value	6.30

	Life of fund	Annual average	1 year	6 months
2060 Fund
Class A (9/1/20)
Before sales charge	23.20%	18.17%	55.87%	19.86%
After sales charge	16.12	12.70	46.91	12.96
Class C (9/1/20)
Before CDSC	22.10	17.32	54.66	19.37
After CDSC	22.10	17.32	53.66	18.37
Class R (9/1/20)
Net asset value	22.57	17.68	55.14	19.59
Class R3 (9/1/20)
Net asset value	22.91	17.94	55.45	19.68
Class R4 (9/1/20)
Net asset value	23.23	18.18	55.90	19.88
Class R5 (9/1/20)
Net asset value	23.40	18.32	56.16	19.93
Class R6 (12/31/19)
Net asset value	23.67	18.52	56.34	20.07
Class Y (9/1/20)
Net asset value	23.41	18.33	56.18	19.94

Retirement Advantage Funds 17

Fund performance for the most recent calendar quarter

Total return for periods ended 3/31/21 cont.

	Life of fund	Annual average	1 year	6 months
2055 Fund
Class A (9/1/20)
Before sales charge	22.48%	17.61%	53.98%	19.15%
After sales charge	15.43	12.17	45.12	12.30
Class C (9/1/20)
Before CDSC	21.36	16.75	52.77	18.65
After CDSC	21.36	16.75	51.77	17.65
Class R (9/1/20)
Net asset value	21.84	17.12	53.25	18.88
Class R3 (9/1/20)
Net asset value	22.28	17.46	53.69	19.07
Class R4 (9/1/20)
Net asset value	22.50	17.62	54.00	19.17
Class R5 (9/1/20)
Net asset value	22.78	17.84	54.39	19.32
Class R6 (12/31/19)
Net asset value	22.94	17.97	54.45	19.36
Class Y (9/1/20)
Net asset value	22.78	17.84	54.39	19.32

	Life of fund	Annual average	1 year	6 months
2050 Fund
Class A (9/1/20)
Before sales charge	21.41%	16.79%	50.75%	18.23%
After sales charge	14.43	11.39	42.08	11.43
Class C (9/1/20)
Before CDSC	20.33	15.95	49.59	17.75
After CDSC	20.33	15.95	48.59	16.75
Class R (9/1/20)
Net asset value	20.80	16.32	50.07	17.99
Class R3 (9/1/20)
Net asset value	21.24	16.66	50.50	18.18
Class R4 (9/1/20)
Net asset value	21.45	16.82	50.79	18.26
Class R5 (9/1/20)
Net asset value	21.73	17.04	51.18	18.42
Class R6 (12/31/19)
Net asset value	21.89	17.16	51.22	18.45
Class Y (9/1/20)
Net asset value	21.73	17.04	51.18	18.42

18 Retirement Advantage Funds

Fund performance for the most recent calendar quarter

Total return for periods ended 3/31/21 cont.

	Life of fund	Annual average	1 year	6 months
2045 Fund
Class A (9/1/20)
Before sales charge	20.09%	15.78%	47.47%	17.29%
After sales charge	13.19	10.42	38.99	10.54
Class C (9/1/20)
Before CDSC	19.01	14.94	46.33	16.81
After CDSC	19.01	14.94	45.33	15.81
Class R (9/1/20)
Net asset value	19.47	15.30	46.79	17.03
Class R3 (9/1/20)
Net asset value	19.91	15.63	47.20	17.22
Class R4 (9/1/20)
Net asset value	20.12	15.80	47.50	17.31
Class R5 (9/1/20)
Net asset value	20.39	16.01	47.87	17.46
Class R6 (12/31/19)
Net asset value	20.56	16.13	47.92	17.50
Class Y (9/1/20)
Net asset value	20.39	16.01	47.87	17.46

	Life of fund	Annual average	1 year	6 months
2040 Fund
Class A (9/1/20)
Before sales charge	19.16%	15.05%	44.20%	16.26%
After sales charge	12.31	9.73	35.91	9.57
Class C (9/1/20)
Before CDSC	18.11	14.24	43.13	15.81
After CDSC	18.11	14.24	42.13	14.81
Class R (9/1/20)
Net asset value	18.48	14.53	43.46	15.94
Class R3 (9/1/20)
Net asset value	18.91	14.86	43.87	16.13
Class R4 (9/1/20)
Net asset value	19.11	15.02	44.14	16.21
Class R5 (9/1/20)
Net asset value	19.40	15.24	44.52	16.37
Class R6 (12/31/19)
Net asset value	19.55	15.35	44.56	16.40
Class Y (9/1/20)
Net asset value	19.40	15.24	44.52	16.37

Retirement Advantage Funds 19

Fund performance for the most recent calendar quarter

Total return for periods ended 3/31/21 cont.

	Life of fund	Annual average	1 year	6 months
2035 Fund
Class A (9/1/20)
Before sales charge	17.17%	13.52%	38.12%	13.88%
After sales charge	10.43	8.26	30.18	7.33
Class C (9/1/20)
Before CDSC	16.18	12.75	37.15	13.47
After CDSC	16.18	12.75	36.15	12.47
Class R (9/1/20)
Net asset value	16.63	13.10	37.58	13.69
Class R3 (9/1/20)
Net asset value	16.96	13.35	37.85	13.79
Class R4 (9/1/20)
Net asset value	17.27	13.59	38.24	13.97
Class R5 (9/1/20)
Net asset value	17.44	13.73	38.47	14.02
Class R6 (12/31/19)
Net asset value	17.60	13.85	38.52	14.06
Class Y (9/1/20)
Net asset value	17.44	13.73	38.47	14.02

	Life of fund	Annual average	1 year	6 months
2030 Fund
Class A (9/1/20)
Before sales charge	14.51%	11.44%	30.68%	11.07%
After sales charge	7.92	6.29	23.16	4.68
Class C (9/1/20)
Before CDSC	13.45	10.62	29.68	10.59
After CDSC	13.45	10.62	28.68	9.59
Class R (9/1/20)
Net asset value	13.91	10.98	30.09	10.82
Class R3 (9/1/20)
Net asset value	14.23	11.23	30.34	10.91
Class R4 (9/1/20)
Net asset value	14.53	11.46	30.70	11.09
Class R5 (9/1/20)
Net asset value	14.69	11.59	30.91	11.14
Class R6 (12/31/19)
Net asset value	14.85	11.71	30.95	11.18
Class Y (9/1/20)
Net asset value	14.69	11.59	30.91	11.14

20 Retirement Advantage Funds

Fund performance for the most recent calendar quarter

Total return for periods ended 3/31/21 cont.

	Life of fund	Annual average	1 year	6 months
2025 Fund
Class A (9/1/20)
Before sales charge	9.87%	7.82%	18.76%	5.96%
After sales charge	3.55	2.83	11.93	–0.13
Class C (9/1/20)
Before CDSC	8.96	7.11	17.98	5.61
After CDSC	8.96	7.11	16.98	4.61
Class R (9/1/20)
Net asset value	9.31	7.38	18.25	5.73
Class R3 (9/1/20)
Net asset value	9.71	7.70	18.58	5.91
Class R4 (9/1/20)
Net asset value	9.91	7.85	18.80	6.00
Class R5 (9/1/20)
Net asset value	10.17	8.06	19.10	6.14
Class R6 (12/31/19)
Net asset value	10.32	8.18	19.14	6.18
Class Y (9/1/20)
Net asset value	10.17	8.06	19.10	6.14

	Life of fund	Annual average	1 year	6 months
Maturity Fund
Class A (9/1/20)
Before sales charge	8.49%	6.74%	15.28%	4.93%
After sales charge	2.26	1.80	8.65	–1.10
Class C (9/1/20)
Before CDSC	7.52	5.98	14.46	4.51
After CDSC	7.52	5.98	13.46	3.51
Class R (9/1/20)
Net asset value	7.90	6.27	14.75	4.67
Class R3 (9/1/20)
Net asset value	8.26	6.56	15.03	4.82
Class R4 (9/1/20)
Net asset value	8.51	6.75	15.30	4.95
Class R5 (9/1/20)
Net asset value	8.64	6.86	15.45	4.97
Class R6 (12/31/19)
Net asset value	8.88	7.05	15.59	5.10
Class Y (9/1/20)
Net asset value	8.64	6.86	15.45	4.97

Retirement Advantage Funds 21

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. During the most recent six-month period (or, for Putnam Retirement Advantage 2065 Fund, the period from 12/30/20 (commencement of operations) to 2/28/21), your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Estimated net expenses for the
fiscal year ended 8/31/21*††	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Estimated total annual operating
expenses for the fiscal year ended
8/31/21††	111.27%	112.02%	111.67%	111.42%	111.17%	111.02%	110.92%	111.02%
Annualized expense
ratio for the period from
12/30/20 (commencement of
operations) to 2/28/21#	0.18%	0.93%	0.58%	0.33%	0.08%	-0.07%	–0.17%	–0.07%
2060 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	59.33%	60.08%	59.73%	59.48%	59.23%	59.08%	58.98%	59.08%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2055 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	16.67%	17.42%	17.07%	16.82%	16.57%	16.42%	16.32%	16.42%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2050 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	11.31%	12.06%	11.71%	11.46%	11.21%	11.06%	10.96%	11.06%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%

22 Retirement Advantage Funds

Expense ratios cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2045 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	6.95%	7.70%	7.35%	7.10%	6.85%	6.70%	6.60%	6.70%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2040 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	6.91%	7.66%	7.31%	7.06%	6.81%	6.66%	6.56%	6.66%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2035 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	5.46%	6.21%	5.86%	5.61%	5.36%	5.21%	5.11%	5.21%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.21%	0.96%	0.61%	0.36%	0.11%	–0.04%	–0.14%	–0.04%
2030 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	5.75%	6.50%	6.15%	5.90%	5.65%	5.50%	5.40%	5.50%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.27%	1.02%	0.67%	0.42%	0.17%	0.02%	–0.08%	0.02%
2025 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	5.90%	6.65%	6.30%	6.05%	5.80%	5.65%	5.55%	5.65%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.31%	1.06%	0.71%	0.46%	0.21%	0.06%	–0.04%	0.06%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	20.92%	21.67%	21.32%	21.07%	20.82%	20.67%	20.57%	20.67%
Annualized expense ratio for the
six-month period ended 2/28/21#	0.60%	1.35%	1.00%	0.75%	0.50%	0.35%	0.25%	0.35%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Retirement Advantage Funds 23

Expense ratios cont.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.62%
2060 Fund	0.62%
2055 Fund	0.63%
2050 Fund	0.63%
2045 Fund	0.63%
2040 Fund	0.61%
2035 Fund	0.58%
2030 Fund	0.53%
2025 Fund	0.46%
Maturity Fund	0.20%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/23.

† Class R6 shares have been restated and annualized to reflect a full year of expenses. All other classes are estimated based on the Class R6 shares.

††Amounts shown are estimates for the current fiscal year.

# Excludes the expense ratio of the underlying Putnam mutual funds.

24 Retirement Advantage Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 9/1/20 to 2/28/21 (or, for Putnam Retirement Advantage 2065 Fund, from 12/30/20 (commencement of operations) to 2/28/21). It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.31	$1.58	$0.99	$0.56	$0.14	$(0.12)	$(0.29)	$(0.12)
Ending value (after expenses)	$1,034.00	$1,032.00	$1,033.00	$1,033.00	$1,034.00	$1,034.00	$1,034.00	$1,034.00
2060 Fund
Expenses paid per $1,000*†	$0.95	$4.90	$3.06	$1.74	$0.42	$(0.37)	$(0.90)	$(0.37)
Ending value (after expenses)	$1,126.80	$1,123.10	$1,125.20	$1,126.10	$1,127.00	$1,128.40	$1,128.80	$1,128.50
2055 Fund
Expenses paid per $1,000*†	$0.95	$4.89	$3.05	$1.74	$0.42	$(0.37)	$(0.90)	$(0.37)
Ending value (after expenses)	$1,124.80	$1,121.00	$1,122.30	$1,124.10	$1,125.00	$1,125.50	$1,125.90	$1,125.50
2050 Fund
Expenses paid per $1,000*†	$0.89	$4.83	$2.99	$1.68	$0.37	$(0.42)	$(0.95)	$(0.42)
Ending value (after expenses)	$1,119.80	$1,116.20	$1,117.50	$1,118.30	$1,120.10	$1,120.70	$1,120.90	$1,120.70
2045 Fund
Expenses paid per $1,000*†	$0.89	$4.81	$2.99	$1.68	$0.37	$(0.42)	$(0.94)	$(0.42)
Ending value (after expenses)	$1,113.80	$1,110.20	$1,112.30	$1,113.10	$1,114.00	$1,115.50	$1,115.90	$1,115.50
2040 Fund
Expenses paid per $1,000*†	$0.94	$4.85	$3.03	$1.72	$0.42	$(0.37)	$(0.89)	$(0.37)
Ending value (after expenses)	$1,105.70	$1,102.40	$1,104.60	$1,105.50	$1,106.20	$1,106.80	$1,108.10	$1,106.80
2035 Fund
Expenses paid per $1,000*†	$1.09	$4.97	$3.16	$1.87	$0.57	$(0.21)	$(0.73)	$(0.21)
Ending value (after expenses)	$1,089.70	$1,086.80	$1,087.90	$1,089.80	$1,090.60	$1,091.10	$1,091.50	$1,091.10
2030 Fund
Expenses paid per $1,000*†	$1.39	$5.23	$3.44	$2.15	$0.87	$0.10	$(0.41)	$0.10
Ending value (after expenses)	$1,069.30	$1,066.60	$1,067.90	$1,068.70	$1,070.50	$1,070.90	$1,071.30	$1,070.90
2025 Fund
Expenses paid per $1,000*†	$1.57	$5.35	$3.58	$2.32	$1.06	$0.30	$(0.20)	$0.30
Ending value (after expenses)	$1,036.70	$1,034.30	$1,035.50	$1,036.30	$1,037.10	$1,038.60	$1,038.90	$1,038.60
Maturity Fund
Expenses paid per $1,000*†	$3.02	$6.78	$5.03	$3.77	$2.52	$1.76	$1.26	$1.76
Ending value (after expenses)	$1,029.60	$1,026.40	$1,027.90	$1,028.40	$1,029.70	$1,029.90	$1,031.20	$1,029.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/28/21 (or, for Putnam Retirement Advantage 2065 Fund, the period from 12/30/20 (commencement of operations) to 2/28/21). The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Retirement Advantage Funds 25

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 2/28/21 (or, for Putnam Retirement Advantage 2065 Fund, the period from 12/30/20 (commencement of operations) to 2/28/21), use the following calculation method. To find the value of your investment on 9/1/20 (or, for Putnam Retirement Advantage 2065 Fund, on 12/30/20 (commencement of operations)), call Putnam at 1-800-225-1581.

26 Retirement Advantage Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2060 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2055 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2050 Fund
Expenses paid per $1,000*†	$0.85	$4.61	$2.86	$1.61	$0.35	$(0.40)	$(0.90)	$(0.40)
Ending value (after expenses)	$1,023.95	$1,020.23	$1,021.97	$1,023.21	$1,024.45	$1,025.19	$1,025.69	$1,025.19
2045 Fund
Expenses paid per $1,000*†	$0.85	$4.61	$2.86	$1.61	$0.35	$(0.40)	$(0.90)	$(0.40)
Ending value (after expenses)	$1,023.95	$1,020.23	$1,021.97	$1,023.21	$1,024.45	$1,025.19	$1,025.69	$1,025.19
2040 Fund
Expenses paid per $1,000*†	$0.90	$4.66	$2.91	$1.66	$0.40	$(0.35)	$(0.85)	$(0.35)
Ending value (after expenses)	$1,023.90	$1,020.18	$1,021.92	$1,023.16	$1,024.40	$1,025.14	$1,025.64	$1,025.14
2035 Fund
Expenses paid per $1,000*†	$1.05	$4.81	$3.06	$1.81	$0.55	$(0.20)	$(0.70)	$(0.20)
Ending value (after expenses)	$1,023.75	$1,020.03	$1,021.77	$1,023.01	$1,024.25	$1,024.99	$1,025.49	$1,024.99
2030 Fund
Expenses paid per $1,000*†	$1.35	$5.11	$3.36	$2.11	$0.85	$0.10	$(0.40)	$0.10
Ending value (after expenses)	$1,023.46	$1,019.74	$1,021.47	$1,022.71	$1,023.95	$1,024.70	$1,025.19	$1,024.70
2025 Fund
Expenses paid per $1,000*†	$1.56	$5.31	$3.56	$2.31	$1.05	$0.30	$(0.20)	$0.30
Ending value (after expenses)	$1,023.26	$1,019.54	$1,021.27	$1,022.51	$1,023.75	$1,024.50	$1,024.99	$1,024.50
Maturity Fund
Expenses paid per $1,000*†	$3.01	$6.76	$5.01	$3.76	$2.51	$1.76	$1.25	$1.76
Ending value (after expenses)	$1,021.82	$1,018.10	$1,019.84	$1,021.08	$1,022.32	$1,023.06	$1,023.55	$1,023.06

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 2/28/21 (or, for Putnam Retirement Advantage 2065 Fund, the period from 12/30/20 (commencement of operations) to 2/28/21). The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Retirement Advantage Funds 27

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage and asset backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities’ prices may be adversely affected by underlying common stock price changes. While convertible securities tend to provide higher yields than common stocks, the higher yield may not protect against the risk of loss or mitigate any loss associated with a convertible security’s price decline. Convertible securities are subject to credit risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds. You can lose money by investing in the fund.

28 Retirement Advantage Funds

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam Retirement Advantage Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of C shares and assumes redemption at the end of the period. Your fund’s class C shares CDSC is 1% for one year after purchase that is eliminated thereafter.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

S&P Target Date To Index Series is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for a specified list of target retirement dates.

FTSE World Government Bond Index measures the performance of fixed-rate, local-currency, investment-grade sovereign bonds.

Retirement Advantage Funds 29

S&P Target Date To Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of “to” target date fund managers.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the FTSE Indexes. FTSE® is a trademark of FTSE Russell.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 28, 2021, Putnam employees had approximately $555,000,000 and the Trustees had approximately $78,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

30 Retirement Advantage Funds

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Retirement Advantage Funds 31

The funds’ portfolios 2/28/21 (Unaudited)

2065 Fund	Shares	Value
Asset Allocation Funds (99.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	4,638	$67,528
Putnam Dynamic Asset Allocation Growth Fund Class P †††	946	18,510
Total Asset Allocation Funds (cost $83,279)		$86,038

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	421	$421
Total Fixed Income Funds (cost $421)		$421

TOTAL INVESTMENTS
Total Investments (cost $83,700)	$86,459

*Percentages indicated are based on net assets of $86,426.

2060 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	46,421	$675,888
Putnam Dynamic Asset Allocation Growth Fund Class P †††	9,468	185,296
Total Asset Allocation Funds (cost $775,859)		$861,184

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	4,358	$4,358
Total Fixed Income Funds (cost $4,358)		$4,358

TOTAL INVESTMENTS
Total Investments (cost $780,217)	$865,542

*Percentages indicated are based on net assets of $865,770.

2055 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	82,604	$1,202,712
Putnam Dynamic Asset Allocation Growth Fund Class P †††	41,955	821,064
Total Asset Allocation Funds (cost $1,744,534)		$2,023,776

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	10,371	$10,371
Total Fixed Income Funds (cost $10,371)		$10,371

TOTAL INVESTMENTS
Total Investments (cost $1,754,905)	$2,034,147

*Percentages indicated are based on net assets of $2,034,913.

32 Retirement Advantage Funds

The funds’ portfolios 2/28/21 (Unaudited) cont.

2050 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	77,465	$1,127,886
Putnam Dynamic Asset Allocation Growth Fund Class P †††	110,400	2,160,535
Total Asset Allocation Funds (cost $2,921,138)		$3,288,421

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	16,947	$16,947
Total Fixed Income Funds (cost $16,947)		$16,947

TOTAL INVESTMENTS
Total Investments (cost $2,938,085)	$3,305,368

*Percentages indicated are based on net assets of $3,306,831.

2045 Fund	Shares	Value
Asset Allocation Funds (98.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	45,453	$661,789
Putnam Dynamic Asset Allocation Growth Fund Class P †††	262,561	5,138,316
Total Asset Allocation Funds (cost $5,049,707)		$5,800,105

Fixed Income Funds (1.3%)*
Putnam Short Term Investment Fund Class G †††	76,064	$76,064
Total Fixed Income Funds (cost $76,064)		$76,064

TOTAL INVESTMENTS
Total Investments (cost $5,125,771)	$5,876,169

*Percentages indicated are based on net assets of $5,878,889.

2040 Fund	Shares	Value
Asset Allocation Funds (97.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	28,166	$473,757
Putnam Dynamic Asset Allocation Growth Fund Class P †††	246,049	4,815,176
Total Asset Allocation Funds (cost $4,639,118)		$5,288,933

Fixed Income Funds (2.8%)*
Putnam Short Term Investment Fund Class G †††	150,412	$150,412
Total Fixed Income Funds (cost $150,412)		$150,412

TOTAL INVESTMENTS
Total Investments (cost $4,789,530)	$5,439,345

*Percentages indicated are based on net assets of $5,441,744.

Retirement Advantage Funds 33

The funds’ portfolios 2/28/21 (Unaudited) cont.

2035 Fund	Shares	Value
Asset Allocation Funds (96.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	275,338	$4,631,189
Putnam Dynamic Asset Allocation Growth Fund Class P †††	188,422	3,687,425
Total Asset Allocation Funds (cost $7,516,201)		$8,318,614

Fixed Income Funds (3.5%)*
Putnam Short Term Investment Fund Class G †††	298,571	$298,571
Total Fixed Income Funds (cost $298,571)		$298,571

TOTAL INVESTMENTS
Total Investments (cost $7,814,772)	$8,617,185

*Percentages indicated are based on net assets of $8,620,108.

2030 Fund	Shares	Value
Income Strategies Portfolios (5.1%)*
Putnam Income Strategies Portfolio †††	33,727	$358,853
Total Income Strategies Portfolios (cost $353,001)		$358,853

Asset Allocation Funds (90.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	355,154	$5,973,688
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	30,633	350,445
Total Asset Allocation Funds (cost $5,888,248)		$6,324,133

Fixed Income Funds (4.4%)*
Putnam Short Term Investment Fund Class G †††	306,056	$306,056
Total Fixed Income Funds (cost $306,056)		$306,056

TOTAL INVESTMENTS
Total Investments (cost $6,547,305)	$6,989,042

*Percentages indicated are based on net assets of $6,990,461.

2025 Fund	Shares	Value
Income Strategies Portfolios (19.6%)*
Putnam Income Strategies Portfolio †††	136,492	$1,452,277
Total Income Strategies Portfolios (cost $1,425,674)		$1,452,277

Asset Allocation Funds (75.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	73,206	$1,231,328
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	381,812	4,367,925
Total Asset Allocation Funds (cost $5,499,627)		$5,599,253

Fixed Income Funds (4.8%)*
Putnam Short Term Investment Fund Class G †††	358,000	$358,000
Total Fixed Income Funds (cost $358,000)		$358,000

TOTAL INVESTMENTS
Total Investments (cost $7,283,301)	$7,409,530

*Percentages indicated are based on net assets of $7,409,891.

34 Retirement Advantage Funds

The funds’ portfolios 2/28/21 (Unaudited) cont.

Maturity Fund	Shares	Value
Income Strategies Portfolios (100.1%)*
Putnam Income Strategies Portfolio †††	756,912	$8,053,546
Total Income Strategies Portfolios (cost $7,892,569)		$8,053,546

TOTAL INVESTMENTS
Total Investments (cost $7,892,569)	$8,053,546

*Percentages indicated are based on net assets of $8,048,811.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period (except for Putnam Retirement Advantage 2065 Fund), which ran from September 1, 2020 through February 28, 2021 (the reporting period). For Fund 2065, the fund’s reporting period, which ran from December 30, 2020 (commencement of operations) through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

†††Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$86,459	$—	$—	$86,459
2060 Fund	865,542	—	—	865,542
2055 Fund	2,034,147	—	—	2,034,147
2050 Fund	3,305,368	—	—	3,305,368
2045 Fund	5,876,169	—	—	5,876,169
2040 Fund	5,439,345	—	—	5,439,345
2035 Fund	8,617,185	—	—	8,617,185
2030 Fund	6,989,042	—	—	6,989,042
2025 Fund	7,409,530	—	—	7,409,530
Maturity Fund	8,053,546	—	—	8,053,546

Retirement Advantage Funds 35

Statement of assets and liabilities 2/28/21 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$86,459	$865,542	$2,034,147	$3,305,368	$5,876,169
Cash	—	—	—	—	—
Unamortized offering costs (Note 1)	117,731	—	—	—	—
Receivable for shares of the fund sold	—	4,203	3,152	5,601	12,218
Receivable for investments sold	—	—	—	—	—
Receivable from Manager (Note 2)	24,344	50,745	55,556	61,362	73,263
Total assets	228,534	920,490	2,092,855	3,372,331	5,961,650

LIABILITIES
Payable to custodian	—	1	—	—	—
Payable for compensation of manager	65	923	2,148	3,632	6,581
Payable for shares of the
fund repurchased	—	—	—	—	—
Payable for investments purchased	—	4,204	3,153	5,603	12,226
Payable for investor servicing
fees (Note 2)	25	96	161	252	467
Payable for distribution fees (Note 2)	36	80	61	56	127
Payable for reports to shareholders	411	1,433	1,802	2,176	3,031
Payable for auditing and tax fee	208	1,837	4,443	7,556	14,082
Payable for legal fee	—	—	—	—	—
Payable for offering costs (Note 1)	141,354	46,102	46,102	46,102	46,102
Other accrued expenses	9	44	72	123	145
Total liabilities	142,108	54,720	57,942	65,500	82,761

Net assets	$86,426	$865,770	$2,034,913	$3,306,831	$5,878,889

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1, 4 and 6)	$83,699	$735,690	$1,673,561	$2,758,898	$4,798,785
Total distributable earnings (Note 1)	2,727	130,080	361,352	547,933	1,080,104
Total — Representing net assets
applicable to capital outstanding	$86,426	$865,770	$2,034,913	$3,306,831	$5,878,889

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$14,086	$55,611	$20,685	$12,973	$139,530
Number of shares outstanding†	1,363	4,680	1,762	1,116	12,019
Net asset value, offering price
and redemption value	$10.34†	$11.88	$11.74	$11.63†	$11.61
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.97	$12.60	$12.46	$12.34	$12.32
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

36 Retirement Advantage Funds

Statement of assets and liabilities 2/28/21 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class C
Net Assets	$10,322	$11,234	$11,208	$11,157	$21,547
Number of shares outstanding	1,000	946	956	960	1,856
Net asset value, offering price**
and redemption value	$10.32	$11.87†	$11.73†	$11.62	$11.61
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,328	$11,250	$11,224	$11,173	$11,115
Number of shares outstanding	1,000	947	957	962	957
Net asset value, offering price
and redemption value	$10.33	$11.88	$11.73	$11.62†	$11.62†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,333	$11,262	$11,236	$11,185	$11,126
Number of shares outstanding	1,000	948	957	962	958
Net asset value, offering price
and redemption value	$10.33	$11.88	$11.74	$11.62†	$11.62†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$10,337	$11,274	$11,248	$11,196	$11,138
Number of shares outstanding	1,000	949	958	963	958
Net asset value, offering price
and redemption value	$10.34	$11.88	$11.74	$11.63	$11.62†
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,340	$11,281	$11,255	$11,203	$11,145
Number of shares outstanding	1,000	949	959	963	959
Net asset value, offering price
and redemption value	$10.34	$11.89	$11.74	$11.63	$11.63†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$10,341	$739,612	$1,946,802	$3,226,741	$5,662,143
Number of shares outstanding	1,000	62,223	165,802	277,469	487,014
Net asset value, offering price
and redemption value	$10.34	$11.89	$11.74	$11.63	$11.63
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$10,339	$14,246	$11,255	$11,203	$11,145
Number of shares outstanding	1,000	1,199	959	963	959
Net asset value, offering price
and redemption value	$10.34	$11.89†	$11.74	$11.63	$11.63†
Cost of investments (Note 1)	$83,700	$780,217	$1,754,905	$2,938,085	$5,125,771

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 37

Statement of assets and liabilities 2/28/21 (Unaudited) cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$5,439,345	$8,617,185	$6,989,042	$7,409,530	$8,053,546
Cash	—	—	—	266	1
Unamortized offering costs (Note 1)	—	—	—	—	—
Receivable for shares of the fund sold	4,371	13,477	3,326	7,296	37,608
Receivable for investments sold	14,049	—	840	385	644
Receivable from Manager (Note 2)	71,222	83,196	75,895	74,741	138,531
Total assets	5,528,987	8,713,858	7,069,103	7,492,218	8,230,330

LIABILITIES
Payable to custodian	—	—	7	—	—
Payable for compensation of manager	5,957	9,060	7,230	7,124	7,210
Payable for shares of the
fund repurchased	14,049	—	840	385	644
Payable for investments purchased	4,389	13,513	3,363	7,339	37,608
Payable for investor servicing
fees (Note 2)	418	646	519	689	592
Payable for distribution fees (Note 2)	75	111	64	483	60
Payable for reports to shareholders	2,951	3,911	3,463	3,469	11,493
Payable for auditing and tax fee	13,200	20,186	16,909	16,452	13,879
Payable for legal fee	—	—	—	—	17,155
Payable for offering costs (Note 1)	46,102	46,102	46,102	46,102	92,204
Other accrued expenses	102	221	145	284	674
Total liabilities	87,243	93,750	78,642	82,327	181,519

Net assets	$5,441,744	$8,620,108	$6,990,461	$7,409,891	$8,048,811

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$4,522,680	$7,381,154	$6,135,011	$7,029,571	$7,742,351
Total distributable earnings (Note 1)	919,064	1,238,954	855,450	380,320	306,460
Total — Representing net assets
applicable to capital outstanding	$5,441,744	$8,620,108	$6,990,461	$7,409,891	$8,048,811

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$42,013	$334,694	$51,604	$722,991	$10,295
Number of shares outstanding	3,662	29,556	4,626	67,549	969
Net asset value, offering price
and redemption value	$11.47	$11.32	$11.15†	$10.70	$10.63†
Offering price per class A share
(100/94.25 of Class A net asset value)*	$12.17	$12.01	$11.83	$11.35	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$11.07

(Continued on next page)

38 Retirement Advantage Funds

Statement of assets and liabilities 2/28/21 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value, offering price and redemption price Class C
Net Assets	$12,336	$10,864	$10,661	$34,905	$10,263
Number of shares outstanding	1,075	960	956	3,260	968
Net asset value, offering price***	$11.47†	$11.32	$11.15	$10.71	$10.61†
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,043	$10,880	$10,676	$10,353	$10,278
Number of shares outstanding	962	961	957	967	968
Net asset value, offering price
and redemption value	$11.48	$11.32	$11.15†	$10.71	$10.62
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,055	$10,892	$10,687	$10,364	$10,289
Number of shares outstanding	963	962	958	968	969
Net asset value, offering price
and redemption value	$11.48	$11.33†	$11.15†	$10.71	$10.62
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,066	$10,903	$10,698	$10,374	$10,300
Number of shares outstanding	964	962	959	968	969
Net asset value, offering price
and redemption value	$11.48	$11.33	$11.16	$10.71†	$10.63
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,073	$10,910	$10,705	$10,381	$10,305
Number of shares outstanding	964	963	959	969	969
Net asset value, offering price
and redemption value	$11.48†	$11.33	$11.16	$10.72†	$10.63
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$5,332,085	$8,220,055	$6,874,725	$6,599,769	$7,976,775
Number of shares outstanding	464,238	725,430	615,953	615,926	749,788
Net asset value, offering price
and redemption value	$11.49	$11.33	$11.16	$10.72	$10.64
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,073	$10,910	$10,705	$10,754	$10,306
Number of shares outstanding	964	963	959	1,004	969
Net asset value, offering price
and redemption value	$11.48†	$11.33	$11.16	$10.72†	$10.63†
Cost of investments (Note 1)	$4,789,530	$7,814,772	$6,547,305	$7,283,301	$7,892,569

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 39

Statement of operations Six months ended 2/28/21 (Unaudited)*

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$—	$6,675	$16,158	$27,291	$51,166

EXPENSES
Compensation of Manager (Note 2)	65	1,671	3,948	6,563	11,940
Investor servicing fees (Note 2)	25	173	295	455	821
Distribution fees (Note 2)	36	144	113	106	179
Blue sky expense	53	35,353	35,353	35,443	35,353
Auditing and tax fees	208	1,837	4,443	7,556	14,082
Reports to shareholders	411	619	761	930	1,199
Registration fees	9	23	27	53	12
Amortization of offering costs (Note 1)	23,623	15,241	15,241	15,241	15,241
Other	—	10	13	23	39
Fees waived and reimbursed
by Manager (Note 2)	(24,397)	(55,489)	(61,608)	(69,018)	(83,909)
Total expenses	33	(418)	(1,414)	(2,648)	(5,043)

Net investment income	(33)	7,093	17,572	29,939	56,209

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	1	33,292	67,512	199,948	341,027
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	—	13,898	26,103	26,278	17,413
Total net realized gain	1	47,190	93,615	226,226	358,440
Change in net unrealized appreciation on:
Underlying Putnam Fund shares	2,759	50,915	125,737	124,673	258,577
Total change in net
unrealized appreciation	2,759	50,915	125,737	124,673	258,577

Net gain on investments	2,760	98,105	219,352	350,899	617,017

Net increase in net assets resulting
from operations	$2,727	$105,198	$236,924	$380,838	$673,226

*Except for 2065 Fund, which is for the period 12/30/20 (commencement of operations) to 2/28/21 (unaudited)

The accompanying notes are an integral part of these financial statements.

40 Retirement Advantage Funds

Statement of operations Six months ended 2/28/21 (Unaudited) cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$45,327	$61,702	$51,025	$71,152	$141,462

EXPENSES
Compensation of Manager (Note 2)	10,916	16,288	13,285	12,593	10,345
Investor servicing fees (Note 2)	755	1,136	946	1,096	794
Distribution fees (Note 2)	124	163	119	559	113
Blue sky expense	35,353	35,353	35,353	35,353	37,270
Auditing and tax fees	13,200	20,187	16,909	16,452	9,305
Reports to shareholders	1,111	1,515	1,271	1,424	1,177
Registration fees	—	28	—	124	560
Amortization of offering costs	15,241	15,241	15,241	15,241	15,241
Other	8	54	21	43	94
Fees waived and reimbursed
by Manager (Note 2)	(81,182)	(95,343)	(85,817)	(83,421)	(67,620)
Total expenses	(4,474)	(5,378)	(2,672)	(536)	7,279

Net investment income	49,801	67,080	53,697	71,688	134,183

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	285,239	488,949	396,701	223,212	156,176
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	2,482	25,488	41,656	91,406	—
Total net realized gain	287,721	514,437	438,357	314,618	156,176
Change in net unrealized
appreciation (depreciation) on:
Underlying Putnam Fund shares	236,301	167,580	(20,282)	(156,590)	(121,031)
Total change in
net appreciation (depreciation)	236,301	167,580	(20,282)	(156,590)	(121,031)

Net gain on investments	524,022	682,017	418,075	158,028	35,145

Net increase in net assets resulting
from operations	$573,823	$749,097	$471,772	$229,716	$169,328

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 41

Statement of changes in net assets

For the period 12/30/20
2065 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/28/21*
Operations
Net investment loss	$(33)
Net realized gain on sale of underlying Putnam Fund shares	1
Net unrealized appreciation of underlying Putnam Fund shares	2,759
Net increase in net assets resulting from operations	2,727
Increase from capital share transactions (Note 4)	3,699
Total increase in net assets	6,426

NET ASSETS
Beginning of period (Note 6)	80,000
End of period	$86,426

*Unaudited

The accompanying notes are an integral part of these financial statements.

42 Retirement Advantage Funds

Statement of changes in net assets cont.

		For the period 12/31/19
2060 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$7,093	$127
Net realized gain (loss) on sale of underlying
Putnam Fund shares	47,190	(151)
Net unrealized appreciation of underlying
Putnam Fund shares	50,915	34,410
Net increase in net assets resulting from operations	105,198	34,386
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(357)	—
Class C	(63)	—
Class R	(74)	—
Class R3	(82)	—
Class R4	(91)	—
Class R5	(96)	—
Class R6	(6,330)	—
Class Y	(122)	—
Net realized short-term gain on investments
Class A	(124)	—
Class C	(31)	—
Class R	(31)	—
Class R3	(31)	—
Class R4	(31)	—
Class R5	(31)	—
Class R6	(1,971)	—
Class Y	(39)	—
Increase from capital share transactions (Note 4)	423,727	301,963
Total increase in net assets	519,421	336,349

NET ASSETS
Beginning of period (Note 6)	346,349	10,000
End of period	$865,770	$346,349

*Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 43

Statement of changes in net assets cont.

		For the period 12/31/19
2055 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$17,572	$534
Net realized gain on sale of underlying Putnam Fund shares	93,615	7,905
Net unrealized appreciation of underlying
Putnam Fund shares	125,737	153,505
Net increase in net assets resulting from operations	236,924	161,944
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(164)	—
Class C	(62)	—
Class R	(74)	—
Class R3	(83)	—
Class R4	(91)	—
Class R5	(96)	—
Class R6	(17,187)	—
Class Y	(96)	—
From net realized short-term gain on investments
Class A	(201)	—
Class C	(109)	—
Class R	(109)	—
Class R3	(109)	—
Class R4	(109)	—
Class R5	(109)	—
Class R6	(18,808)	—
Class Y	(109)	—
Increase from capital share transactions (Note 4)	601,037	1,062,524
Total increase in net assets	800,445	1,224,468

NET ASSETS
Beginning of period (Note 6)	1,234,468	10,000
End of period	$2,034,913	$1,234,468

*Unaudited

The accompanying notes are an integral part of these financial statements.

44 Retirement Advantage Funds

Statement of changes in net assets cont.

		For the period 12/31/19
2050 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$29,939	$909
Net realized gain (loss) on sale of underlying
Putnam Fund shares	226,226	(5,145)
Net unrealized appreciation of underlying
Putnam Fund shares	124,673	242,610
Net increase in net assets resulting from operations	380,838	238,374
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(101)	—
Class C	(61)	—
Class R	(74)	—
Class R3	(82)	—
Class R4	(90)	—
Class R5	(95)	—
Class R6	(29,476)	—
Class Y	(95)	—
From net realized short-term gain on investments
Class A	(156)	—
Class C	(134)	—
Class R	(134)	—
Class R3	(134)	—
Class R4	(134)	—
Class R5	(134)	—
Class R6	(40,245)	—
Class Y	(134)	—
Increase from capital share transactions (Note 4)	977,735	1,771,163
Total increase in net assets	1,287,294	2,009,537

NET ASSETS
Beginning of period (Note 6)	2,019,537	10,000
End of period	$3,306,831	$2,019,537

*Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 45

Statement of changes in net assets cont.

		For the period 12/31/19
2045 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$56,209	$1,949
Net realized gain (loss) on sale of underlying
Putnam Fund shares	358,440	(10,110)
Net unrealized appreciation of underlying
Putnam Fund shares	258,577	491,821
Net increase in net assets resulting from operations	673,226	483,660
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,177)	—
Class C	(61)	—
Class R	(72)	—
Class R3	(81)	—
Class R4	(89)	—
Class R5	(94)	—
Class R6	(55,197)	—
Class Y	(94)	—
From net realized short-term gain on investments
Class A	(419)	—
Class C	(34)	—
Class R	(34)	—
Class R3	(34)	—
Class R4	(34)	—
Class R5	(34)	—
Class R6	(19,294)	—
Class Y	(34)	—
Increase from capital share transactions (Note 4)	987,583	3,801,202
Total increase in net assets	1,584,027	4,284,862

NET ASSETS
Beginning of period (Note 6)	4,294,862	10,000
End of period	$5,878,889	$4,294,862

*Unaudited

The accompanying notes are an integral part of these financial statements.

46 Retirement Advantage Funds

Statement of changes in net assets cont.

		For the period 12/31/19
2040 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$49,801	$3,077
Net realized gain on sale of underlying Putnam Fund shares	287,721	28,217
Net unrealized appreciation of underlying
Putnam Fund shares	236,301	413,514
Net increase in net assets resulting from operations	573,823	444,808
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(344)	—
Class C	(60)	—
Class R	(72)	—
Class R3	(81)	—
Class R4	(88)	—
Class R5	(94)	—
Class R6	(50,930)	—
Class Y	(94)	—
From net realized short-term gain on investments
Class A	(333)	—
Class C	(89)	—
Class R	(89)	—
Class R3	(89)	—
Class R4	(89)	—
Class R5	(89)	—
Class R6	(46,937)	—
Class Y	(89)	—
Increase from capital share transactions (Note 4)	632,339	3,880,341
Total increase in net assets	1,106,595	4,325,149

NET ASSETS
Beginning of period (Note 6)	4,335,149	10,000
End of period	$5,441,744	$4,335,149

*Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 47

Statement of changes in net assets cont.

		For the period 12/31/19
2035 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$67,080	$18,172
Net realized gain (loss) on sale of underlying
Putnam Fund shares	514,437	(12,481)
Net unrealized appreciation of underlying
Putnam Fund shares	167,580	634,833
Net increase in net assets resulting from operations	749,097	640,524
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(184)	—
Class C	(64)	—
Class R	(76)	—
Class R3	(84)	—
Class R4	(93)	—
Class R5	(98)	—
Class R6	(82,783)	—
Class Y	(98)	—
From net realized short-term gain on investments
Class A	(161)	—
Class C	(81)	—
Class R	(81)	—
Class R3	(81)	—
Class R4	(81)	—
Class R5	(81)	—
Class R6	(66,540)	—
Class Y	(81)	—
Increase from capital share transactions (Note 4)	1,525,007	5,846,147
Total increase in net assets	2,123,437	6,486,671

NET ASSETS
Beginning of period (Note 6)	6,496,671	10,000
End of period	$8,620,108	$6,496,671

*Unaudited

The accompanying notes are an integral part of these financial statements.

48 Retirement Advantage Funds

Statement of changes in net assets cont.

		For the period 12/31/19
2030 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$53,697	$28,228
Net realized gain (loss) on sale of underlying
Putnam Fund shares	438,357	(15,187)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(20,282)	462,019
Net increase in net assets resulting from operations	471,772	475,060
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(229)	—
Class C	(83)	—
Class R	(96)	—
Class R3	(104)	—
Class R4	(112)	—
Class R5	(117)	—
Class R6	(81,439)	—
Class Y	(117)	—
From net realized short-term gain on investments
Class A	(28)	—
Class C	(13)	—
Class R	(13)	—
Class R3	(13)	—
Class R4	(13)	—
Class R5	(13)	—
Class R6	(8,979)	—
Class Y	(13)	—
Increase from capital share transactions (Note 4)	912,034	5,212,977
Total increase in net assets	1,292,424	5,688,037

NET ASSETS
Beginning of period (Note 6)	5,698,037	10,000
End of period	$6,990,461	$5,698,037

*Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 49

Statement of changes in net assets cont.

		For the period 12/31/19
2025 Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income	$71,688	$25,638
Net realized gain on sale of underlying Putnam Fund shares	314,618	5,272
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(156,590)	282,819
Net increase in net assets resulting from operations	229,716	313,729
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(10,754)	—
Class C	(131)	—
Class R	(143)	—
Class R3	(151)	—
Class R4	(159)	—
Class R5	(164)	—
Class R6	(108,065)	—
Class Y	(164)	—
From net realized short-term gain on investments
Class A	(3,955)	—
Class C	(61)	—
Class R	(61)	—
Class R3	(61)	—
Class R4	(61)	—
Class R5	(61)	—
Class R6	(39,073)	—
Class Y	(61)	—
Increase from capital share transactions (Note 4)	2,206,015	4,813,556
Total increase in net assets	2,272,606	5,127,285

NET ASSETS
Beginning of period (Note 6)	5,137,285	10,000
End of period	$7,409,891	$5,137,285

*Unaudited

The accompanying notes are an integral part of these financial statements.

50 Retirement Advantage Funds

Statement of changes in net assets cont.

		For the period 12/31/19
Maturity Fund —		(commencement of
INCREASE IN NET ASSETS	Period ended 2/28/21*	operations) to 8/31/20
Operations
Net investment income (loss)	$134,183	$(541)
Net realized gain on sale of underlying Putnam Fund shares	156,176	845
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	(121,031)	87,372
Net increase in net assets resulting from operations	169,328	87,676
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(154)	—
Class C	(142)	—
Class R	(148)	—
Class R3	(153)	—
Class R4	(156)	—
Class R5	(158)	—
Class R6	(130,358)	—
Class Y	(158)	—
From net realized short-term gain on investments
Class A	(8)	—
Class C	(8)	—
Class R	(8)	—
Class R3	(8)	—
Class R4	(8)	—
Class R5	(8)	—
Class R6	(6,169)	—
Class Y	(8)	—
Increase from capital share transactions (Note 4)	5,865,271	2,054,188
Total increase in net assets	5,896,947	2,141,864

NET ASSETS
Beginning of period (Note 6)	2,151,864	10,000
End of period	$8,048,811	$2,151,864

*Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 51

Financial highlights (For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)[g]
Class A
February 28, 2021**∆	$10.00	—[f]	.34	.34	—	—	—	$10.34	3.40*	$14	.04*	(.03)*	—*
Class C
February 28, 2021**∆	$10.00	(.02)	.34	.32	—	—	—	$10.32	3.20*	$10	.16*	(.16)*	—*
Class R
February 28, 2021**∆	$10.00	(.01)	.34	.33	—	—	—	$10.33	3.30*	$10	.10*	(.10)*	—*
Class R3
February 28, 2021**∆	$10.00	(.01)	.34	.33	—	—	—	$10.33	3.30*	$10	.06*	(.06)*	—*
Class R4
February 28, 2021**∆	$10.00	—[f]	.34	.34	—	—	—	$10.34	3.40*	$10	.01*	(.02)*	—*
Class R5
February 28, 2021**∆	$10.00	—[f]	.34	.34	—	—	—	$10.34	3.40*	$10	(.01)*	.01*	—*
Class R6
February 28, 2021**∆	$10.00	—[f]	.34	.34	—	—	—	$10.34	3.40*	$10	(.03)*	.03*	—*
Class Y
February 28, 2021**∆	$10.00	—[f]	.34	.34	—	—	—	$10.34	3.40*	$10	(.01)*	.01*	—*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 Retirement Advantage Funds	Retirement Advantage Funds 53

Financial highlights (For a common share outstanding throughout the period) cont.

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.66	.09	1.26	1.35	(.10)	(.03)	(.13)	$11.88	12.68*	$56	.09*	.79*	26*
Class C
February 28, 2021**†	$10.66	.05	1.26	1.31	(.07)	(.03)	(.10)	$11.87	12.31*	$11	.46*	.42*	26*
Class R
February 28, 2021**†	$10.66	.07	1.26	1.33	(.08)	(.03)	(.11)	$11.88	12.52*	$11	.29*	.60*	26*
Class R3
February 28, 2021**†	$10.66	.08	1.26	1.34	(.09)	(.03)	(.12)	$11.88	12.61*	$11	.16*	.72*	26*
Class R4
February 28, 2021**†	$10.66	.09	1.26	1.35	(.10)	(.03)	(.13)	$11.88	12.70*	$11	.04*	.84*	26*
Class R5
February 28, 2021**†	$10.66	.10	1.26	1.36	(.10)	(.03)	(.13)	$11.89	12.84*	$11	(.03)*	.92*	26*
Class R6
February 28, 2021**	$10.66	.11	1.26	1.37	(.11)	(.03)	(.14)	$11.89	12.88*	$740	(.08)*	.96*	26*
August 31, 2020‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
February 28, 2021**†	$10.66	.11	1.25	1.36	(.10)	(.03)	(.13)	$11.89	12.85*	$14	(.03)*	.98*	26*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds	Retirement Advantage Funds 55

Financial highlights (For a common share outstanding throughout the period) cont.

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.63	.10	1.23	1.33	(.10)	(.12)	(.22)	$11.74	12.48*	$21	.09*	.89*	19*
Class C
February 28, 2021**†	$10.63	.05	1.24	1.29	(.07)	(.12)	(.19)	$11.73	12.10*	$11	.46*	.42*	19*
Class R
February 28, 2021**†	$10.63	.07	1.23	1.30	(.08)	(.12)	(.20)	$11.73	12.23*	$11	.29*	.59*	19*
Class R3
February 28, 2021**†	$10.63	.08	1.24	1.32	(.09)	(.12)	(.21)	$11.74	12.41*	$11	.16*	.72*	19*
Class R4
February 28, 2021**†	$10.63	.09	1.24	1.33	(.10)	(.12)	(.22)	$11.74	12.50*	$11	.04*	.84*	19*
Class R5
February 28, 2021**†	$10.63	.10	1.23	1.33	(.10)	(.12)	(.22)	$11.74	12.55*	$11	(.04)*	.91*	19*
Class R6
February 28, 2021**	$10.63	.11	1.23	1.34	(.11)	(.12)	(.23)	$11.74	12.59*	$1,947	(.09)*	.96*	19*
August 31, 2020‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
February 28, 2021**†	$10.63	.10	1.23	1.33	(.10)	(.12)	(.22)	$11.74	12.55*	$11	(.04)*	.91*	19*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds	Retirement Advantage Funds 57

Financial highlights (For a common share outstanding throughout the period) cont.

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.60	.09	1.17	1.26	(.09)	(.14)	(.23)	$11.63	11.98*	$13	.08*	.78*	35*
Class C
February 28, 2021**†	$10.60	.05	1.18	1.23	(.07)	(.14)	(.21)	$11.62	11.62*	$11	.46*	.41*	35*
Class R
February 28, 2021**†	$10.60	.06	1.18	1.24	(.08)	(.14)	(.22)	$11.62	11.75*	$11	.28*	.58*	35*
Class R3
February 28, 2021**†	$10.60	.08	1.17	1.25	(.09)	(.14)	(.23)	$11.62	11.83*	$11	.16*	.71*	35*
Class R4
February 28, 2021**†	$10.60	.09	1.18	1.27	(.10)	(.14)	(.24)	$11.63	12.01*	$11	.03*	.83*	35*
Class R5
February 28, 2021**†	$10.60	.10	1.17	1.27	(.10)	(.14)	(.24)	$11.63	12.07*	$11	(.04)*	.91*	35*
Class R6
February 28, 2021**	$10.60	.11	1.16	1.27	(.10)	(.14)	(.24)	$11.63	12.09*	$3,227	(.09)*	.96*	35*
August 31, 2020‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
February 28, 2021**†	$10.60	.10	1.17	1.27	(.10)	(.14)	(.24)	$11.63	12.07*	$11	(.04)*	.91*	35*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds	Retirement Advantage Funds 59

Financial highlights (For a common share outstanding throughout the period) cont.

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.55	.19	1.01	1.20	(.10)	(.04)	(.14)	$11.61	11.38*	$140	.08*	1.68*	30*
Class C
February 28, 2021**†	$10.55	.03	1.13	1.16	(.06)	(.04)	(.10)	$11.61	11.02*	$22	.45*	.28*	30*
Class R
February 28, 2021**†	$10.55	.06	1.13	1.19	(.08)	(.04)	(.12)	$11.62	11.23*	$11	.28*	.57*	30*
Class R3
February 28, 2021**†	$10.55	.08	1.12	1.20	(.09)	(.04)	(.13)	$11.62	11.31*	$11	.16*	.69*	30*
Class R4
February 28, 2021**†	$10.55	.09	1.11	1.20	(.09)	(.04)	(.13)	$11.62	11.40*	$11	.03*	.82*	30*
Class R5
February 28, 2021**†	$10.55	.10	1.12	1.22	(.10)	(.04)	(.14)	$11.63	11.55*	$11	(.04)*	.89*	30*
Class R6
February 28, 2021**	$10.55	.11	1.11	1.22	(.10)	(.04)	(.14)	$11.63	11.59*	$5,662	(.08)*	.95*	30*
August 31, 2020‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
February 28, 2021**†	$10.55	.10	1.12	1.22	(.10)	(.04)	(.14)	$11.63	11.55*	$11	(.04)*	.89*	30*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds	Retirement Advantage Funds 61

Financial highlights (For a common share outstanding throughout the period) cont.

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.55	.13	.98	1.11	(.10)	(.09)	(.19)	$11.47	10.57*	$42	.09*	1.14*	31*
Class C
February 28, 2021**†	$10.55	.04	1.03	1.07	(.06)	(.09)	(.15)	$11.47	10.24*	$12	.46*	.34*	31*
Class R
February 28, 2021**†	$10.55	.06	1.04	1.10	(.08)	(.09)	(.17)	$11.48	10.46*	$11	.29*	.53*	31*
Class R3
February 28, 2021**†	$10.55	.07	1.04	1.11	(.09)	(.09)	(.18)	$11.48	10.55*	$11	.16*	.66*	31*
Class R4
February 28, 2021**†	$10.55	.09	1.02	1.11	(.09)	(.09)	(.18)	$11.48	10.62*	$11	.04*	.78*	31*
Class R5
February 28, 2021**†	$10.55	.09	1.03	1.12	(.10)	(.09)	(.19)	$11.48	10.68*	$11	(.04)*	.86*	31*
Class R6
February 28, 2021**	$10.55	.10	1.03	1.13	(.10)	(.09)	(.19)	$11.49	10.81*	$5,332	(.09)*	.91*	31*
August 31, 2020‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
February 28, 2021**†	$10.55	.09	1.03	1.12	(.10)	(.09)	(.19)	$11.48	10.68*	$11	(.04)*	.86*	31*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds	Retirement Advantage Funds 63

Financial highlights (For a common share outstanding throughout the period) cont.

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.56	.01	.94	.95	(.10)	(.09)	(.19)	$11.32	8.97*	$335	.11*	.14*	37*
Class C
February 28, 2021**†	$10.56	.03	.89	.92	(.07)	(.09)	(.16)	$11.32	8.68*	$11	.48*	.27*	37*
Class R
February 28, 2021**†	$10.56	.05	.88	.93	(.08)	(.09)	(.17)	$11.32	8.79*	$11	.30*	.45*	37*
Class R3
February 28, 2021**†	$10.56	.06	.89	.95	(.09)	(.09)	(.18)	$11.33	8.98*	$11	.18*	.57*	37*
Class R4
February 28, 2021**†	$10.56	.08	.88	.96	(.10)	(.09)	(.19)	$11.33	9.06*	$11	.06*	.69*	37*
Class R5
February 28, 2021**†	$10.56	.08	.88	.96	(.10)	(.09)	(.19)	$11.33	9.11*	$11	(.02)*	.77*	37*
Class R6
February 28, 2021**	$10.56	.09	.88	.97	(.11)	(.09)	(.20)	$11.33	9.15*	$8,220	(.06)*	.80*	37*
August 31, 2020‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
February 28, 2021**†	$10.56	.08	.88	.96	(.10)	(.09)	(.19)	$11.33	9.11*	$11	(.02)*	.77*	37*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds	Retirement Advantage Funds 65

Financial highlights (For a common share outstanding throughout the period) cont.

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.55	.06	.67	.73	(.12)	(.01)	(.13)	$11.15	6.93*	$52	.13*	.54*	47*
Class C
February 28, 2021**†	$10.55	.03	.67	.70	(.09)	(.01)	(.10)	$11.15	6.66*	$11	.50*	.25*	47*
Class R
February 28, 2021**†	$10.55	.05	.66	.71	(.10)	(.01)	(.11)	$11.15	6.79*	$11	.33*	.42*	47*
Class R3
February 28, 2021**†	$10.55	.06	.66	.72	(.11)	(.01)	(.12)	$11.15	6.87*	$11	.21*	.55*	47*
Class R4
February 28, 2021**†	$10.55	.07	.67	.74	(.12)	(.01)	(.13)	$11.16	7.05*	$11	.08*	.67*	47*
Class R5
February 28, 2021**†	$10.55	.08	.66	.74	(.12)	(.01)	(.13)	$11.16	7.09*	$11	.01*	.75*	47*
Class R6
February 28, 2021**	$10.55	.08	.67	.75	(.13)	(.01)	(.14)	$11.16	7.13*	$6,875	(.03)*	.76*	47*
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
February 28, 2021**†	$10.55	.08	.66	.74	(.12)	(.01)	(.13)	$11.16	7.09*	$11	.01*	.75*	47*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds	Retirement Advantage Funds 67

Financial highlights (For a common share outstanding throughout the period) cont.

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.55	.12	.26	.38	(.17)	(.06)	(.23)	$10.70	3.67*	$723	.15*	1.14*	46*
Class C
February 28, 2021**†	$10.55	.04	.32	.36	(.14)	(.06)	(.20)	$10.71	3.43*	$35	.53*	.38*	46*
Class R
February 28, 2021**†	$10.55	.07	.30	.37	(.15)	(.06)	(.21)	$10.71	3.55*	$10	.35*	.66*	46*
Class R3
February 28, 2021**†	$10.55	.08	.30	.38	(.16)	(.06)	(.22)	$10.71	3.63*	$10	.23*	.79*	46*
Class R4
February 28, 2021**†	$10.55	.10	.29	.39	(.17)	(.06)	(.23)	$10.71	3.71*	$10	.10*	.91*	46*
Class R5
February 28, 2021**†	$10.55	.11	.29	.40	(.17)	(.06)	(.23)	$10.72	3.86*	$10	.03*	.99*	46*
Class R6
February 28, 2021**	$10.55	.11	.30	.41	(.18)	(.06)	(.24)	$10.72	3.89*	$6,600	(.01)*	1.04*	46*
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
February 28, 2021**†	$10.55	.10	.30	.40	(.17)	(.06)	(.23)	$10.72	3.86*	$11	.03*	.98*	46*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights (For a common share outstanding throughout the period) cont.

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
February 28, 2021**†	$10.49	.14	.17	.31	(.16)	(.01)	(.17)	$10.63	2.96*	$10	.30*	1.28*	46*
Class C
February 28, 2021**†	$10.49	.10	.18	.28	(.15)	(.01)	(.16)	$10.61	2.64*	$10	.67*	.91*	46*
Class R
February 28, 2021**†	$10.49	.11	.19	.30	(.16)	(.01)	(.17)	$10.62	2.79*	$10	.50*	1.08*	46*
Class R3
February 28, 2021**†	$10.49	.13	.17	.30	(.16)	(.01)	(.17)	$10.62	2.84*	$10	.37*	1.20*	46*
Class R4
February 28, 2021**†	$10.49	.14	.17	.31	(.16)	(.01)	(.17)	$10.63	2.97*	$10	.25*	1.33*	46*
Class R5
February 28, 2021**†	$10.49	.15	.17	.32	(.17)	(.01)	(.18)	$10.63	2.99*	$10	.17*	1.40*	46*
Class R6
February 28, 2021**	$10.49	.25	.08	.33	(.17)	(.01)	(.18)	$10.64	3.12*	$7,977	.12*	2.35*	46*
August 31, 2020‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
February 28, 2021**†	$10.49	.15	.17	.32	(.17)	(.01)	(.18)	$10.63	2.99*	$10	.17*	1.40*	46*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Financial highlights cont.

* Not annualized.

** Unaudited.

∆ For the period December 30, 2020 (commencement of operations) to February 28, 2021.

† For the period September 1, 2020 (commencement of operations) to February 28, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	2/28/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, and Y	28.27%	N/A
Class R6	28.27	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	7.29	N/A
Class R6	7.29	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	3.35	N/A
Class R6	3.35	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	2.20	N/A
Class R6	2.20	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	1.44	N/A
Class R6	1.44	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	1.48	N/A
Class R6	1.48	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	1.14	N/A
Class R6	1.14	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	1.23	N/A
Class R6	1.23	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	1.22	N/A
Class R6	1.22	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	1.18	N/A
Class R6	1.18	16.03

f Amount represents less than $0.01 per share.

g Amount represents less than 0.01%.

The accompanying notes are an integral part of these financial statements.

72 Retirement Advantage Funds

Notes to financial statements 2/28/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2020 through February 28, 2021, or, for Putnam Retirement Advantage 2065 Fund, the period from December 30, 2020 (commencement of operations) through February 28, 2021.

Each of the Putnam Retirement Advantage Funds: Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, and Putnam Retirement Advantage Maturity Fund (“Maturity Fund”) (collectively, the “Retirement Advantage Funds”) is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Advantage Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam Retirement Advantage Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam Advantage Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Advantage Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of February 28, 2021, each fund may invest in the following diversified funds: Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Income Strategies Portfolio and Putnam Short Term Investment Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares. Each fund (except for Retirement Advantage 2065) began offering class R6 shares on December 31, 2019 and class A, class C, class R, class R3, class R4, class R5 and class Y on September 1, 2020. Putnam Retirement Advantage 2065 Fund began offering class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares on December 30, 2020. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Advantage Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Effective March 1, 2021, class C will generally convert to class A shares after approximately eight years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class C, class R and class R3 shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown

Retirement Advantage Funds 73

as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

74 Retirement Advantage Funds

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes
2065 Fund	$2,759	$—	$2,759	$83,700
2060 Fund	85,148	—	85,148	780,394
2055 Fund	278,195	—	278,195	1,755,952
2050 Fund	361,919	—	361,919	2,943,449
2045 Fund	732,984	—	732,984	5,143,185
2040 Fund	640,919	—	640,919	4,798,426
2035 Fund	777,376	—	777,376	7,839,809
2030 Fund	426,264	—	426,264	6,562,778
2025 Fund	115,558	—	115,558	7,293,972
Maturity Fund	160,912	—	160,912	7,892,634

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Advantage Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $46,102 per fund (except for Putnam Retirement Advantage 2065 which totaled $141,354) are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Retirement Advantage Funds 75

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$89
2060 Fund	2,339
2055 Fund	5,701
2050 Fund	9,806
2045 Fund	18,338
2040 Fund	16,878
2035 Fund	24,302
2030 Fund	18,501
2025 Fund	16,555
Maturity Fund	5,747

76 Retirement Advantage Funds

In addition, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 31, 2023 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$24,308
2060 Fund	53,150
2055 Fund	55,907
2050 Fund	59,212
2045 Fund	65,571
2040 Fund	64,304
2035 Fund	71,041
2030 Fund	67,316
2025 Fund	66,866
Maturity Fund	61,873

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$3	$2	$5	$5	$5	$2	$1	$2	$25
2060 Fund	27	7	15	14	14	7	82	7	$173
2055 Fund	11	7	14	14	14	7	221	7	$295
2050 Fund	8	7	14	14	14	7	384	7	$455
2045 Fund	40	8	14	14	14	7	717	7	$821
2040 Fund	16	7	14	14	14	7	676	7	$755
2035 Fund	37	6	14	14	14	7	1,037	7	$1,136
2030 Fund	15	6	14	14	14	6	871	6	$946
2025 Fund	229	9	14	14	14	6	804	6	$1,096
Maturity Fund	7	7	16	16	16	7	718	7	$794

Retirement Advantage Funds 77

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$6	$17	$9	$4	$36
2060 Fund	53	52	26	13	$144
2055 Fund	22	52	26	13	$113
2050 Fund	15	52	26	13	$106
2045 Fund	80	60	26	13	$179
2040 Fund	32	53	26	13	$124
2035 Fund	73	51	26	13	$163
2030 Fund	30	51	25	13	$119
2025 Fund	452	69	25	13	$559
Maturity Fund	14	57	28	14	$113

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares in the following amounts:

Class A Net commissions
2045 Fund	$6
2035 Fund	1
2030 Fund	1
2025 Fund	1

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$83,744	$45
2060 Fund	620,003	184,891
2055 Fund	937,011	330,053
2050 Fund	1,993,972	1,031,864
2045 Fund	2,655,337	1,671,733
2040 Fund	2,219,032	1,634,606
2035 Fund	4,404,252	2,938,122
2030 Fund	4,028,849	3,113,158
2025 Fund	5,209,456	3,003,443
Maturity Fund	8,372,643	2,702,105

78 Retirement Advantage Funds

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	PERIOD FROM 12/30/20 (COMMENCEMENT OF
	OPERATIONS) TO 2/28/21
Class A	Shares	Amount
Shares sold	363	$3,699
Shares issued in connection with reinvestment of distributions	—	—
	363	3,699
Shares repurchased	—	—
Net increase	363	$3,699

2060 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	4,638	$48,971
Shares issued in connection with reinvestment of distributions	42	481
	4,680	49,452
Shares repurchased	—	—
Net increase	4,680	$49,452

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	8	94
	946	10,094
Shares repurchased	—	—
Net increase	946	$10,094

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	9	105
	947	10,105
Shares repurchased	—	—
Net increase	947	$10,105

Retirement Advantage Funds 79

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	10	113
	948	10,113
Shares repurchased	—	—
Net increase	948	$10,113

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	11	122
	949	10,122
Shares repurchased	—	—
Net increase	949	$10,122

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	11	127
	949	10,127
Shares repurchased	—	—
Net increase	949	$10,127

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	44,681	$482,818	31,690	$303,823
Shares issued in connection with
reinvestment of distributions	717	8,301	—	—
	45,398	491,119	31,690	303,823
Shares repurchased	(15,669)	(180,407)	(196)	(1,860)
Net increase	29,729	$310,712	31,494	$301,963

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	1,187	$12,866
Shares issued in connection with reinvestment of distributions	12	136
	1,199	13,002
Shares repurchased	—	—
Net increase	1,199	$13,002

80 Retirement Advantage Funds

2055 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	1,730	$18,538
Shares issued in connection with reinvestment of distributions	32	365
	1,762	18,903
Shares repurchased	—	—
Net increase	1,762	$18,903

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	941	$10,000
Shares issued in connection with reinvestment of distributions	15	171
	956	10,171
Shares repurchased	—	—
Net increase	956	$10,171

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	941	$10,000
Shares issued in connection with reinvestment of distributions	16	183
	957	10,183
Shares repurchased	—	—
Net increase	957	$10,183

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	941	$10,000
Shares issued in connection with reinvestment of distributions	16	192
	957	10,192
Shares repurchased	—	—
Net increase	957	$10,192

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	941	$10,000
Shares issued in connection with reinvestment of distributions	17	200
	958	10,200
Shares repurchased	—	—
Net increase	958	$10,200

Retirement Advantage Funds 81

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	941	$10,000
Shares issued in connection with reinvestment of distributions	18	205
	959	10,205
Shares repurchased	—	—
Net increase	959	$10,205

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	71,180	$766,300	126,256	$1,168,076
Shares issued in connection with
reinvestment of distributions	3,146	35,995	—	—
	74,326	802,295	126,256	1,168,076
Shares repurchased	(24,652)	(281,317)	(11,128)	(105,552)
Net increase	49,674	$520,978	115,128	$1,062,524

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	941	$10,000
Shares issued in connection with reinvestment of distributions	18	205
	959	10,205
Shares repurchased	—	—
Net increase	959	$10,205

2050 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	1,095	$11,598
Shares issued in connection with reinvestment of distributions	21	232
	1,116	11,830
Shares repurchased	—	—
Net increase	1,116	$11,830

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	17	195
	960	10,195
Shares repurchased	—	—
Net increase	960	$10,195

82 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	944	$10,000
Shares issued in connection with reinvestment of distributions	18	207
	962	10,207
Shares repurchased	—	—
Net increase	962	$10,207

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	19	216
	962	10,216
Shares repurchased	—	—
Net increase	962	$10,216

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	20	224
	963	10,224
Shares repurchased	—	—
Net increase	963	$10,224

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	20	229
	963	10,229
Shares repurchased	—	—
Net increase	963	$10,229

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	162,930	$1,768,876	193,753	$1,811,420
Shares issued in connection with
reinvestment of distributions	6,143	69,722	—	—
	169,073	1,838,598	193,753	1,811,420
Shares repurchased	(82,094)	(933,993)	(4,263)	(40,257)
Net increase	86,979	$904,605	189,490	$1,771,163

Retirement Advantage Funds 83

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	20	229
	963	10,229
Shares repurchased	—	—
Net increase	963	$10,229

2045 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	11,877	$133,395
Shares issued in connection with reinvestment of distributions	142	1,596
	12,019	134,991
Shares repurchased	—	—
Net increase	12,019	$134,991

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	1,848	$20,213
Shares issued in connection with reinvestment of distributions	8	95
	1,856	20,308
Shares repurchased	—	—
Net increase	1,856	$20,308

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	9	106
	957	10,106
Shares repurchased	—	—
Net increase	957	$10,106

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	10	115
	958	10,115
Shares repurchased	—	—
Net increase	958	$10,115

84 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	10	123
	958	10,123
Shares repurchased	—	—
Net increase	958	$10,123

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	11	128
	959	10,128
Shares repurchased	—	—
Net increase	959	$10,128

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	206,063	$2,242,600	424,964	$3,978,390
Shares issued in connection with
reinvestment of distributions	6,557	74,491	—	—
	212,620	2,317,091	424,964	3,978,390
Shares repurchased	(132,518)	(1,535,407)	(19,052)	(177,188)
Net increase	80,102	$781,684	405,912	$3,801,202

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	11	128
	959	10,128
Shares repurchased	—	—
Net increase	959	$10,128

2040 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	3,602	$39,412
Shares issued in connection with reinvestment of distributions	60	677
	3,662	40,089
Shares repurchased	—	—
Net increase	3,662	$40,089

Retirement Advantage Funds 85

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	1,064	$11,338
Shares issued in connection with reinvestment of distributions	11	123
	1,075	11,461
Shares repurchased	—	—
Net increase	1,075	$11,461

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	14	161
	962	10,161
Shares repurchased	—	—
Net increase	962	$10,161

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	15	170
	963	10,170
Shares repurchased	—	—
Net increase	963	$10,170

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	16	177
	964	10,177
Shares repurchased	—	—
Net increase	964	$10,177

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	16	183
	964	10,183
Shares repurchased	—	—
Net increase	964	$10,183

86 Retirement Advantage Funds

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	174,190	$1,920,516	457,228	$4,329,526
Shares issued in connection with
reinvestment of distributions	8,699	97,867	—	—
	182,889	2,018,383	457,228	4,329,526
Shares repurchased	(129,600)	(1,488,468)	(47,279)	(449,185)
Net increase	53,289	$529,915	409,949	$3,880,341

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	16	183
	964	10,183
Shares repurchased	—	—
Net increase	964	$10,183

2035 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	29,525	$337,412
Shares issued in connection with reinvestment of distributions	31	345
	29,556	337,757
Shares repurchased	—	—
Net increase	29,556	$337,757

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	12	146
	960	10,146
Shares repurchased	—	—
Net increase	960	$10,146

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	13	157
	961	10,157
Shares repurchased	—	—
Net increase	961	$10,157

Retirement Advantage Funds 87

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	14	166
	962	10,166
Shares repurchased	—	—
Net increase	962	$10,166

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	14	174
	962	10,174
Shares repurchased	—	—
Net increase	962	$10,174

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	15	179
	963	10,179
Shares repurchased	—	—
Net increase	963	$10,179

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	315,665	$3,456,597	644,404	$6,133,820
Shares issued in connection with
reinvestment of distributions	13,392	149,321	—	—
	329,057	3,605,918	644,404	6,133,820
Shares repurchased	(218,752)	(2,479,669)	(30,279)	(287,673)
Net increase	110,305	$1,126,249	614,125	$5,846,147

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	15	179
	963	10,179
Shares repurchased	—	—
Net increase	963	$10,179

88 Retirement Advantage Funds

2030 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	4,606	$50,588
Shares issued in connection with reinvestment of distributions	20	232
	4,626	50,820
Shares repurchased	—	—
Net increase	4,626	$50,820

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	8	97
	956	10,097
Shares repurchased	—	—
Net increase	956	$10,097

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	9	109
	957	10,109
Shares repurchased	—	—
Net increase	957	$10,109

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	10	117
	958	10,117
Shares repurchased	—	—
Net increase	958	$10,117

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	11	125
	959	10,125
Shares repurchased	—	—
Net increase	959	$10,125

Retirement Advantage Funds 89

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	11	130
	959	10,130
Shares repurchased	—	—
Net increase	959	$10,130

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	318,752	$3,509,030	556,180	$5,380,827
Shares issued in connection with
reinvestment of distributions	8,183	90,417	—	—
	326,935	3,599,447	556,180	5,380,827
Shares repurchased	(250,860)	(2,798,941)	(17,302)	(167,850)
Net increase	76,075	$800,506	538,878	$5,212,977

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	11	130
	959	10,130
Shares repurchased	—	—
Net increase	959	$10,130

2025 Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	66,177	$710,703
Shares issued in connection with reinvestment of distributions	1,372	14,709
	67,549	725,412
Shares repurchased	—	—
Net increase	67,549	$725,412

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	3,242	$34,508
Shares issued in connection with reinvestment of distributions	18	191
	3,260	34,699
Shares repurchased	—	—
Net increase	3,260	$34,699

90 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	19	204
	967	10,204
Shares repurchased	—	—
Net increase	967	$10,204

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	20	211
	968	10,211
Shares repurchased	—	—
Net increase	968	$10,211

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	20	220
	968	10,220
Shares repurchased	—	—
Net increase	968	$10,220

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	21	225
	969	10,225
Shares repurchased	—	—
Net increase	969	$10,225

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	346,476	$3,733,136	505,111	$5,002,953
Shares issued in connection with
reinvestment of distributions	13,713	147,138	—	—
	360,189	3,880,274	505,111	5,002,953
Shares repurchased	(231,193)	(2,485,831)	(19,181)	(189,397)
Net increase	128,996	$1,394,443	485,930	$4,813,556

Retirement Advantage Funds 91

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	983	$10,376
Shares issued in connection with reinvestment of distributions	21	225
	1,004	10,601
Shares repurchased	—	—
Net increase	1,004	$10,601

Maturity Fund

	SIX MONTHS ENDED 2/28/21
Class A	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	16	162
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,123
	1,922	20,285
Shares repurchased	(953)	(10,260)
Net increase	969	$10,025

	SIX MONTHS ENDED 2/28/21
Class C	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	15	150
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,112
	1,921	20,262
Shares repurchased	(953)	(10,250)
Net increase	968	$10,012

	SIX MONTHS ENDED 2/28/21
Class R	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	15	155
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,117
	1,921	20,272
Shares repurchased	(953)	(10,250)
Net increase	968	$10,022

92 Retirement Advantage Funds

	SIX MONTHS ENDED 2/28/21
Class R3	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	16	161
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,120
	1,922	20,281
Shares repurchased	(953)	(10,260)
Net increase	969	$10,021

	SIX MONTHS ENDED 2/28/21
Class R4	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	16	164
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,124
	1,922	20,288
Shares repurchased	(953)	(10,258)
Net increase	969	$10,030

	SIX MONTHS ENDED 2/28/21
Class R5	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	16	165
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,127
	1,922	20,292
Shares repurchased	(953)	(10,269)
Net increase	969	$10,023

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 2/28/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	417,481	$4,442,462	209,052	$2,104,120
Shares issued in connection with
reinvestment of distributions	12,844	136,527	—	—
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	361,374	3,839,132	—	—
	791,699	8,418,121	209,052	2,104,120
Shares repurchased	(247,097)	(2,623,007)	(4,866)	(49,932)
Net increase	544,602	$5,795,114	204,186	$2,054,188

Retirement Advantage Funds 93

	SIX MONTHS ENDED 2/28/21
Class Y	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	16	166
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,127
	1,922	20,293
Shares repurchased	(953)	(10,269)
Net increase	969	$10,024

94 Retirement Advantage Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,000	73.37%	$10,340
2065 Fund class C	1,000	100.00	10,322
2065 Fund class R	1,000	100.00	10,328
2065 Fund class R3	1,000	100.00	10,333
2065 Fund class R4	1,000	100.00	10,337
2065 Fund class R5	1,000	100.00	10,340
2065 Fund class R6	1,000	100.00	10,341
2065 Fund class Y	1,000	100.00	10,339
2060 Fund class A	949	20.28	11,274
2060 Fund class C	946	100.00	11,234
2060 Fund class R	947	100.00	11,250
2060 Fund class R3	948	100.00	11,262
2060 Fund class R4	949	100.00	11,274
2060 Fund class R5	949	100.00	11,281
2060 Fund class R6	1,012	1.63	12,033
2060 Fund class Y	949	79.15	11,284
2055 Fund class A	958	54.37	11,247
2055 Fund class C	956	100.00	11,208
2055 Fund class R	957	100.00	11,224
2055 Fund class R3	957	100.00	11,236
2055 Fund class R4	958	100.00	11,248
2055 Fund class R5	959	100.00	11,255
2055 Fund class R6	1,019	0.61	11,963
2055 Fund class Y	959	100.00	11,255
2050 Fund class A	963	86.29	11,200
2050 Fund class C	960	100.00	11,157
2050 Fund class R	962	100.00	11,173
2050 Fund class R3	962	100.00	11,185
2050 Fund class R4	963	100.00	11,196
2050 Fund class R5	963	100.00	11,203
2050 Fund class R6	1,022	0.37	11,886
2050 Fund class Y	963	100.00	11,203
2045 Fund class A	959	7.98	11,134
2045 Fund class C	956	51.51	11,099
2045 Fund class R	957	100.00	11,115
2045 Fund class R3	958	100.00	11,126
2045 Fund class R4	958	100.00	11,138
2045 Fund class R5	959	100.00	11,145
2045 Fund class R6	1,012	0.21	11,770
2045 Fund class Y	959	100.00	11,145

Retirement Advantage Funds 95

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2040 Fund class A	964	26.32%	$11,057
2040 Fund class C	961	89.40	11,023
2040 Fund class R	962	100.00	11,043
2040 Fund class R3	963	100.00	11,055
2040 Fund class R4	964	100.00	11,066
2040 Fund class R5	964	100.00	11,073
2040 Fund class R6	1,017	0.22	11,685
2040 Fund class Y	964	100.00	11,073
2035 Fund class A	962	3.25	10,890
2035 Fund class C	960	100.00	10,864
2035 Fund class R	961	100.00	10,880
2035 Fund class R3	962	100.00	10,892
2035 Fund class R4	962	100.00	10,903
2035 Fund class R5	963	100.00	10,910
2035 Fund class R6	1,017	0.14	11,523
2035 Fund class Y	963	100.00	10,910
2030 Fund class A	959	20.73	10,692
2030 Fund class C	956	100.00	10,661
2030 Fund class R	957	100.00	10,676
2030 Fund class R3	958	100.00	10,687
2030 Fund class R4	959	100.00	10,698
2030 Fund class R5	959	100.00	10,705
2030 Fund class R6	1,013	0.16	11,305
2030 Fund class Y	959	100.00	10,705
2025 Fund class A	969	1.43	10,368
2025 Fund class C	966	29.63	10,346
2025 Fund class R	967	100.00	10,353
2025 Fund class R3	968	100.00	10,364
2025 Fund class R4	968	100.00	10,374
2025 Fund class R5	969	100.00	10,381
2025 Fund class R6	1,022	0.17	10,956
2025 Fund class Y	969	96.51	10,388
Maturity Fund class A	969	100.00	10,295
Maturity Fund class C	968	100.00	10,263
Maturity Fund class R	968	100.00	10,278
Maturity Fund class R3	969	100.00	10,289
Maturity Fund class R4	969	100.00	10,300
Maturity Fund class R5	969	100.00	10,305
Maturity Fund class R6	1,017	0.14	10,821
Maturity Fund class Y	969	100.00	10,306

96 Retirement Advantage Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2060 Fund	73.8%
2055 Fund	89.0
2050 Fund	89.1
2045 Fund	87.9
2040 Fund	97.9
2035 Fund	91.3
2030 Fund	87.8
2025 Fund	86.9
Maturity Fund	93.6

Retirement Advantage Funds 97

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$—	$65,305	$40	$—	$—	$1	$2,262	4,638	$67,528
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	18,018	5	—	—	—	497	946	18,510
Putnam Short Term Investment Fund
Class G	—	421	—	—	—	—	—	421	421
Totals	$—	$83,744	$45	$—	$—	$1	$2,759		$86,459

2060 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$271,286	$483,466	$144,988	$5,296	$13,898	$26,938	$39,186	46,421	$675,888
Putnam Dynamic Asset Allocation
Growth Fund Class P	73,364	132,773	38,924	1,377	—	6,354	11,729	9,468	185,296
Putnam Short Term Investment Fund
Class G	1,573	3,764	979	2	—	—	—	4,358	4,358
Totals	$346,223	$620,003	$184,891	$6,675	$13,898	$33,292	$50,915		$865,542

2055 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$757,976	$545,461	$215,919	$9,947	$26,103	$46,100	$69,094	82,604	$1,202,712
Putnam Dynamic Asset Allocation
Growth Fund Class P	470,404	385,262	112,657	6,204	—	21,412	56,643	41,955	821,064
Putnam Short Term Investment Fund
Class G	5,560	6,288	1,477	7	—	—	—	10,371	10,371
Totals	$1,233,940	$937,011	$330,053	$16,158	$26,103	$67,512	$125,737		$2,034,147

98 Retirement Advantage Funds	Retirement Advantage Funds 99

2050 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$746,714	$688,174	$419,112	$10,015	$26,278	$90,070	$22,040	77,465	$1,127,886
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,262,746	1,293,291	608,013	17,264	—	109,878	102,633	110,400	2,160,535
Putnam Short Term Investment Fund
Class G	9,179	12,507	4,739	12	—	—	—	16,947	16,947
Totals	$2,018,639	$1,993,972	$1,031,864	$27,291	$26,278	$199,948	$124,673		$3,305,368

2045 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$577,426	$323,664	$308,738	$6,636	$17,413	$61,573	$7,864	45,453	$661,789
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,672,404	2,278,922	1,343,177	44,474	—	279,454	250,713	262,561	5,138,316
Putnam Short Term Investment Fund
Class G	43,131	52,751	19,818	56	—	—	—	76,064	76,064
Totals	$4,292,961	$2,655,337	$1,671,733	$51,166	$17,413	$341,027	$258,577		$5,876,169

2040 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$289,597	$284,607	$129,356	$2,738	$2,482	$16,843	$12,066	28,166	$473,757
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,936,529	1,849,581	1,463,565	42,468	—	268,396	224,235	246,049	4,815,176
Putnam Short Term Investment Fund
Class G	107,253	84,844	41,685	121	—	—	—	150,412	150,412
Totals	$4,333,379	$2,219,032	$1,634,606	$45,327	$2,482	$285,239	$236,301		$5,439,345

2035 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$3,184,565	$2,497,380	$1,334,308	$28,547	$25,488	$173,933	$109,619	275,338	$4,631,189
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,099,325	1,731,940	1,516,817	32,916	—	315,016	57,961	188,422	3,687,425
Putnam Short Term Investment Fund
Class G	210,636	174,932	86,997	239	—	—	—	298,571	298,571
Totals	$6,494,526	$4,404,252	$2,938,122	$61,702	$25,488	$488,949	$167,580		$8,617,185

100 Retirement Advantage Funds	Retirement Advantage Funds 101

2030 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Income Strategies Portfolio	$188,493	$310,415	$143,562	$5,278	$—	$6,569	$(3,062)	33,727	$358,853
Putnam Dynamic Asset Allocation
Balanced Fund Class P	5,101,256	3,204,463	2,705,702	42,723	35,821	385,384	(11,713)	355,154	5,973,688
Putnam Dynamic Asset Allocation
Conservative Fund Class P	171,986	319,753	140,535	2,767	5,835	4,748	(5,507)	30,633	350,445
Putnam Short Term Investment Fund
Class G	235,197	194,218	123,359	257	—	—	—	306,056	306,056
Totals	$5,696,932	$4,028,849	$3,113,158	$51,025	$41,656	$396,701	$(20,282)		$6,989,042

2025 Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 2/28/21	as of 2/28/21
Putnam Income Strategies Portfolio	$929,093	$997,773	$485,608	$24,149	$—	$31,111	$(20,092)	136,492	$1,452,277
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,227,998	861,181	933,242	10,225	8,427	115,431	(40,040)	73,206	1,231,328
Putnam Dynamic Asset Allocation
Conservative Fund Class P	2,743,529	3,109,264	1,465,080	36,509	82,979	76,670	(96,458)	381,812	4,367,925
Putnam Short Term Investment Fund
Class G	236,275	241,238	119,513	269	—	—	—	358,000	358,000
Totals	$5,136,895	$5,209,456	$3,003,443	$71,152	$91,406	$223,212	$(156,590)		$7,409,530

Maturity Fund

							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation) *	as of 2/28/21	as of 2/28/21
Putnam Income Strategies Portfolio	$2,153,227	$8,372,643	$2,702,105	$141,462	$—	$156,176	$73,605	756,912	$8,053,546
Totals	$2,153,227	$8,372,643	$2,702,105	$141,462	$—	$156,176	$73,605		$8,053,546

* Includes $(194,636) from merger of Putnam Retirement Advantage 2020 Fund (Note 6).

102 Retirement Advantage Funds	Retirement Advantage Funds 103

Note 6: Initial capitalization and offering of shares

Putnam Retirement Advantage 2065 Fund was established as a series of the Trust on December 30, 2020 and commenced operations on December 30, 2020. Prior to December 30, 2020, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

The fund was established as a series of the Trust on December 31, 2019. Prior to December 31, 2019, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of class R6 shares:

	Capital contribution	Shares issued
2060 Fund	$10,000	1,000
2055 Fund	10,000	1,000
2050 Fund	10,000	1,000
2045 Fund	10,000	1,000
2040 Fund	10,000	1,000
2035 Fund	10,000	1,000
2030 Fund	10,000	1,000
2025 Fund	10,000	1,000
Maturity Fund	10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact each fund’s performance.

104 Retirement Advantage Funds

Note 8: Acquisition of Putnam Retirement Advantage 2020 Fund

On November 23, 2020, Putnam Retirement Advantage Maturity Fund issued 953, 953, 953, 953, 953, 953, 361,374 and 953 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares, respectively, for 959, 959, 959, 959, 959, 960, 363, 828, and 960 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares of Putnam Retirement Advantage 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combined two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam Retirement Advantage 2020 Fund, with a fair value of $3,912,000 and an identified cost of $3,717,364 at November 20, 2020, was the principal asset acquired by Putnam Retirement Advantage Maturity Fund. The net assets of Putnam Retirement Advantage Maturity Fund and Putnam Retirement Advantage 2020 Fund on November 20, 2020, were $4,277,893 and $3,909,981, respectively. On November 20, 2020, Putnam Retirement Advantage 2020 Fund had distributions in excess of net investment income of $481, accumulated net realized loss of $7,047 and unrealized appreciation of $194,636. The aggregate net assets of the fund immediately following the acquisition were $8,187,874.

Information presented in the Statement of operations and changes in net assets reflect only the operations of Putnam Retirement Advantage Maturity Fund.

Assuming the acquisition had been completed on September 1, 2020, Putnam Retirement Advantage Maturity Fund’s pro forma results of operations for the reporting period are as follows (unaudited):

Net investment income	$136,923
Net gain on investments	$83,552
Net Increase in net assets resulting from operations	$220,475

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam Retirement Advantage 2020 Fund that have been included in Putnam Retirement Advantage Maturity Fund’s Statement of operations for the current fiscal period.

Retirement Advantage Funds 105

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

106 Retirement Advantage Funds

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Retirement Advantage Funds 107

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

108 Retirement Advantage Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 28, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 28, 2021